PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.3%
Communication Services: 2.6%
7,747
(1)
Advantage Solutions,
Inc.
$ 11,698
0.0
26,669
(1)
AMC Entertainment
Holdings, Inc. - Class A
76,540
0.1
2,253
(1)
AMC Networks, Inc.
- Class A
15,501
0.0
734
(1)
Anterix, Inc.
26,864
0.0
8,928
(1)(2)
AST SpaceMobile, Inc.
203,023
0.1
183
(1)
Atlanta Braves
Holdings, Inc. - Class A
8,028
0.0
3,910
(1)
Atlanta Braves
Holdings, Inc. - Class
C
156,439
0.1
796
ATN International, Inc.
16,167
0.0
1,769
(1)
Bandwidth, Inc. - Class
A
23,174
0.0
1,848
(1)
Boston Omaha Corp.
- Class A
26,944
0.0
6,040
(1)
Bumble, Inc. - Class A
26,214
0.0
375
Cable One, Inc.
99,664
0.1
2,978
(1)(2)
Cardlytics, Inc.
5,420
0.0
5,720
(1)
Cargurus, Inc.
166,624
0.1
4,472
(1)
Cars.com, Inc.
50,399
0.0
7,290  Cinemark Holdings,
Inc.
181,448
0.1
25,889
(1)
Clear Channel Outdoor
Holdings, Inc.
28,737
0.0
2,911  Cogent
Communications
Holdings, Inc.
178,473
0.1
93
(1)
Daily Journal Corp.
36,986
0.0
8,101
(1)
EchoStar Corp. - Class
A
207,224
0.1
5,640
(1)
Eventbrite, Inc. - Class
A
11,900
0.0
1,707
(1)
EverQuote, Inc. - Class
A
44,706
0.0
4,388
(1)
EW Scripps Co.
- Class A
12,988
0.0
21,874
(1)
fuboTV, Inc.
63,872
0.1
9,978
(1)
Gannett Co., Inc.
28,836
0.0
6,731
(1)(2)
Getty Images
Holdings, Inc.
11,645
0.0
3,273
(1)(2)
Globalstar, Inc.
68,275
0.1
4,424
(1)
Gogo, Inc.
38,135
0.0
6,109
Gray Television, Inc.
26,391
0.0
1,686
(1)
Grindr, Inc.
30,179
0.0
1,054
(1)(2)
Ibotta, Inc. - Class A
44,479
0.0
1,082
IDT Corp. - Class B
55,517
0.1
7,121
(1)
iHeartMedia, Inc.
- Class A
11,750
0.0
2,930
(1)
IMAX Corp.
77,205
0.1
5,063
(1)
Integral Ad Science
Holding Corp.
40,808
0.0
2,623  John Wiley & Sons,
Inc. - Class A
116,881
0.1
11,146
(1)
Liberty Latin America
Ltd. - Class C
69,217
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
2,041
(1)
Lions Gate
Entertainment Corp.
- Class A
$ 18,063
0.0
10,875
(1)
Lions Gate
Entertainment Corp.
- Class B
86,130
0.1
67,451
(1)
Lumen Technologies,
Inc.
264,408
0.2
2,681
(1)
Madison Square
Garden Entertainment
Corp.
87,776
0.1
8,394
(1)
Magnite, Inc.
95,776
0.1
1,734
Marcus Corp.
28,940
0.0
2,193
(1)
MediaAlpha, Inc.
- Class A
20,263
0.0
5,035  National CineMedia,
Inc.
29,404
0.0
12,652
(1)
Nextdoor Holdings,
Inc.
19,358
0.0
1,977
(1)
Ooma, Inc.
25,879
0.0
2,860
(1)
Outbrain, Inc.
10,668
0.0
7,854
(1)
Playstudios, Inc.
9,975
0.0
2,937
(1)
PubMatic, Inc. - Class
A
26,844
0.0
3,679
(1)
QuinStreet, Inc.
65,633
0.1
1,642
Scholastic Corp.
31,001
0.0
3,433  Shenandoah
Telecommunications
Co.
43,153
0.0
1,640
Shutterstock, Inc.
30,553
0.0
2,256
Sinclair, Inc.
35,938
0.0
1,836
(1)
Sphere Entertainment
Co.
60,074
0.1
1,303
Spok Holdings, Inc.
21,421
0.0
6,266
(1)
Stagwell, Inc.
37,909
0.0
1,938
(1)
TechTarget, Inc.
28,702
0.0
10,680
TEGNA, Inc.
194,590
0.1
6,534  Telephone and Data
Systems, Inc.
253,127
0.2
2,617
(1)
Thryv Holdings, Inc.
33,524
0.0
6,675
(1)
TrueCar, Inc.
10,547
0.0
9,872
(1)
Vimeo, Inc.
51,927
0.0
5,250
(1)(2)
Vivid Seats, Inc.
- Class A
15,540
0.0
1,151
(1)
Webtoon
Entertainment, Inc.
8,828
0.0
3,934
(1)
WideOpenWest, Inc.
19,473
0.0
4,199
(1)
Yelp, Inc.
155,489
0.1
2,800
(1)
Ziff Davis, Inc.
105,224
0.1
5,016
(1)
ZipRecruiter, Inc.
- Class A
29,544
0.0
4,254,032
2.6
Consumer Discretionary: 8.9%
1,922
(1)(2)
1-800-Flowers.com,
Inc. - Class A
11,340
0.0
3,297
(1)
Abercrombie & Fitch
Co. - Class A
251,792
0.2
4,480
(2)
Academy Sports &
Outdoors, Inc.
204,333
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,868
(1)
Accel Entertainment,
Inc.
$ 38,371
0.0
1,835
(2)
Acushnet Holdings
Corp.
125,991
0.1
5,641
(1)
Adient PLC
72,543
0.1
2,475
(1)
Adtalem Global
Education, Inc.
249,084
0.2
7,835
(1)
American Axle
& Manufacturing
Holdings, Inc.
31,888
0.0
11,708  American Eagle
Outfitters, Inc.
136,047
0.1
1,174
(1)
American Public
Education, Inc.
26,204
0.0
537
(1)
America's Car-Mart,
Inc.
24,374
0.0
7,017
(1)
AMMO, Inc.
9,683
0.0
3,520
(1)
Arhaus, Inc.
30,624
0.0
5,986
Arko Corp.
23,645
0.0
1,309
(1)
Asbury Automotive
Group, Inc.
289,080
0.2
5,580  Atmus Filtration
Technologies, Inc.
204,953
0.1
9,342
(1)
BARK, Inc.
12,985
0.0
2,039
(1)
Beazer Homes USA,
Inc.
41,575
0.0
1,277
(1)
BJ's Restaurants, Inc.
43,750
0.0
5,180
Bloomin' Brands, Inc.
37,141
0.0
1,959
(1)
Boot Barn Holdings,
Inc.
210,455
0.1
2,938
(1)
Brinker International,
Inc.
437,909
0.3
2,066
Buckle, Inc.
79,169
0.1
874  Build-A-Bear
Workshop, Inc.
32,487
0.0
2,289
Caleres, Inc.
39,439
0.0
3,787  Camping World
Holdings, Inc. - Class A
61,198
0.0
984
Carriage Services, Inc.
38,130
0.0
538
(1)
Cavco Industries, Inc.
279,561
0.2
1,844  Century Communities,
Inc.
123,732
0.1
3,184
(2)
Cheesecake Factory,
Inc.
154,933
0.1
7,457
(1)
Chegg, Inc.
4,767
0.0
2,852
Clarus Corp.
10,695
0.0
1,176
(1)
Cooper-Standard
Holdings, Inc.
18,016
0.0
9,331
(1)
Coursera, Inc.
62,144
0.0
1,482
(2)
Cracker Barrel Old
Country Store, Inc.
57,531
0.0
3,344
Cricut, Inc. - Class A
17,222
0.0
8,686
Dana, Inc.
115,784
0.1
2,135
(1)
Dave & Buster's
Entertainment, Inc.
37,512
0.0
3,350
(1)
Denny's Corp.
12,295
0.0
2,591  Designer Brands, Inc.
- Class A
9,457
0.0
4,726
(1)
Despegar.com Corp.
88,802
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,029  Dine Brands Global,
Inc.
$ 23,945
0.0
1,723
(1)
Dorman Products, Inc.
207,690
0.1
1,916
(1)(2)
Dream Finders Homes,
Inc. - Class A
43,225
0.0
1,927
(1)
El Pollo Loco Holdings,
Inc.
19,848
0.0
1,625  Ethan Allen Interiors,
Inc.
45,013
0.0
2,316
(1)
European Wax Center,
Inc. - Class A
9,148
0.0
5,432
(1)
Everi Holdings, Inc.
74,255
0.1
8,358
(1)
EVgo, Inc.
22,232
0.0
8,798
(1)
Figs, Inc. - Class A
40,383
0.0
2,572
(1)
First Watch Restaurant
Group, Inc.
42,824
0.0
351  Flexsteel Industries,
Inc.
12,815
0.0
5,521
(1)
Foot Locker, Inc.
77,846
0.1
2,850
(1)
Fox Factory Holding
Corp.
66,519
0.1
5,095
(1)
Frontdoor, Inc.
195,750
0.1
2,805
(1)
Full House Resorts,
Inc.
11,725
0.0
2,294
(1)
Funko, Inc. - Class A
15,737
0.0
711
(1)
Genesco, Inc.
15,095
0.0
2,131
(1)
Gentherm, Inc.
56,983
0.0
1,631
(1)(2)
GigaCloud Technology,
Inc. - Class A
23,160
0.0
2,630
(1)
G-III Apparel Group
Ltd.
71,931
0.1
9,052
(1)
Global Business Travel
Group I
65,718
0.1
1,378  Golden Entertainment,
Inc.
36,365
0.0
18,884
(1)
Goodyear Tire &
Rubber Co.
174,488
0.1
10,418
(1)
GoPro, Inc. - Class A
6,906
0.0
213  Graham Holdings Co.
- Class B
204,663
0.1
2,118
(1)
Green Brick Partners,
Inc.
123,501
0.1
871  Group 1 Automotive,
Inc.
332,678
0.2
1,598
(1)
Groupon, Inc.
29,994
0.0
673  Hamilton Beach
Brands Holding Co.
- Class A
13,076
0.0
23,436
(1)
Hanesbrands, Inc.
135,226
0.1
1,130  Haverty Furniture Cos.,
Inc.
22,284
0.0
1,533
(1)
Helen of Troy Ltd.
82,000
0.1
4,609
(1)
Hilton Grand
Vacations, Inc.
172,423
0.1
338
(1)
Hovnanian Enterprises,
Inc. - Class A
35,392
0.0
1,688
(1)
Inspired Entertainment,
Inc.
14,416
0.0
1,576  Installed Building
Products, Inc.
270,221
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
7,520  International Game
Technology PLC
$ 122,275
0.1
1,937
(1)(2)
iRobot Corp.
5,230
0.0
1,286
Jack in the Box, Inc.
34,966
0.0
579
JAKKS Pacific, Inc.
14,284
0.0
4,173
KB Home
242,535
0.2
1,911
(1)(2)
KinderCare Learning
Cos., Inc.
22,148
0.0
3,643
Kontoor Brands, Inc.
233,626
0.2
5,884
Krispy Kreme, Inc.
28,949
0.0
445
(1)
Kura Sushi USA, Inc.
- Class A
22,784
0.0
1,197
(1)
Lands' End, Inc.
12,185
0.0
2,227
(1)
Landsea Homes Corp.
14,297
0.0
2,979
(1)
Latham Group, Inc.
19,155
0.0
8,707
(1)
Laureate Education,
Inc.
178,058
0.1
2,842
La-Z-Boy, Inc.
111,094
0.1
1,625
LCI Industries
142,074
0.1
904
(1)
Legacy Housing Corp.
22,799
0.0
11,822
(1)
Leslie's, Inc.
8,695
0.0
1,420
(1)
LGI Homes, Inc.
94,387
0.1
5,583
(1)
Life Time Group
Holdings, Inc.
168,607
0.1
1,995
(1)
Lincoln Educational
Services Corp.
31,661
0.0
2,548
(1)
Lindblad Expeditions
Holdings, Inc.
23,620
0.0
1,050
(1)
Lovesac Co.
19,089
0.0
1,840
(1)(2)
Luminar Technologies,
Inc.
9,918
0.0
1,765
(1)
M/I Homes, Inc.
201,528
0.1
1,387
(1)
Malibu Boats, Inc.
- Class A
42,553
0.0
1,524
(1)
MarineMax, Inc.
32,766
0.0
1,278
(1)
MasterCraft Boat
Holdings, Inc.
22,007
0.0
4,768
Meritage Homes Corp.
337,956
0.2
6,466
(1)
Mister Car Wash, Inc.
51,017
0.0
3,431
(1)
Modine Manufacturing
Co.
263,329
0.2
886  Monarch Casino &
Resort, Inc.
68,887
0.1
2,032
Monro, Inc.
29,403
0.0
1,076
Movado Group, Inc.
17,991
0.0
5,311
(1)
National Vision
Holdings, Inc.
67,875
0.1
5,036
(1)
Nerdy, Inc.
7,151
0.0
2,103
(1)
ODP Corp.
30,136
0.0
6,732  OneSpaWorld
Holdings Ltd.
113,030
0.1
872
(1)(2)
OneWater Marine, Inc.
- Class A
14,109
0.0
2,954
(1)
Overstock.com, Inc.
17,133
0.0
981
Oxford Industries, Inc.
57,555
0.0
2,196  Papa John's
International, Inc.
90,212
0.1
2,135
Patrick Industries, Inc.
180,536
0.1
23,365
(1)
Peloton Interactive,
Inc. - Class A
147,667
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,427  Perdoceo Education
Corp.
$ 111,472
0.1
5,522
(1)
Petco Health &
Wellness Co., Inc.
16,842
0.0
2,777
Phinia, Inc.
117,828
0.1
2,866
(1)
PlayAGS, Inc.
34,707
0.0
3,677
(1)(2)
Portillo's, Inc. - Class A
43,720
0.0
2,103
(1)
Potbelly Corp.
20,000
0.0
614  RCI Hospitality
Holdings, Inc.
26,365
0.0
6,860
(1)
RealReal, Inc.
36,975
0.0
3,277  Red Rock Resorts, Inc.
- Class A
142,123
0.1
3,649
Rent-A-Center, Inc.
87,430
0.1
2,582
(1)
Revolve Group, Inc.
55,487
0.0
576
Rocky Brands, Inc.
10,005
0.0
5,135
(1)
Rush Street
Interactive, Inc.
55,047
0.0
6,915
(1)
Sally Beauty Holdings,
Inc.
62,442
0.0
1,676
(1)
Savers Value Village,
Inc.
11,564
0.0
2,062
(1)
SeaWorld
Entertainment, Inc.
93,739
0.1
2,505
(1)
Shake Shack, Inc.
- Class A
220,866
0.1
1,294
Shoe Carnival, Inc.
28,455
0.0
2,760
Signet Jewelers Ltd.
160,246
0.1
6,160  Six Flags
Entertainment Corp.
219,727
0.1
3,583
(1)
Skyline Champion
Corp.
339,525
0.2
1,408
(1)
Sleep Number Corp.
8,927
0.0
3,154  Smith & Wesson
Brands, Inc.
29,395
0.0
10,756
(1)(2)
Solid Power, Inc.
11,294
0.0
1,024  Sonic Automotive, Inc.
- Class A
58,327
0.0
8,136
(1)
Sonos, Inc.
86,811
0.1
1,567  Standard Motor
Products, Inc.
39,065
0.0
4,657
Steven Madden Ltd.
124,062
0.1
6,995
(1)
Stitch Fix, Inc. - Class
A
22,734
0.0
2,241
(1)
Stoneridge, Inc.
10,286
0.0
1,484  Strategic Education,
Inc.
124,597
0.1
2,821
(1)
Stride, Inc.
356,857
0.2
1,168  Sturm Ruger & Co.,
Inc.
45,891
0.0
10,345  Super Group SGHC
Ltd.
66,622
0.1
1,088  Superior Group of
Cos., Inc.
11,903
0.0
6,768
(1)
Sweetgreen, Inc.
- Class A
169,335
0.1
2,463
(1)
Target Hospitality
Corp.
16,207
0.0
6,830
(1)
Taylor Morrison Home
Corp.
410,073
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
5,379
(1)
ThredUp, Inc. - Class A
$ 12,963
0.0
9,660
(1)
Topgolf Callaway
Brands Corp.
63,659
0.0
1,430
(1)
Torrid Holdings, Inc.
7,836
0.0
6,169
(1)
Tri Pointe Homes, Inc.
196,914
0.1
6,293
(1)
Udemy, Inc.
48,834
0.0
3,101
(1)
Universal Technical
Institute, Inc.
79,634
0.1
4,210
(1)
Urban Outfitters, Inc.
220,604
0.1
5,210
(1)
Victoria's Secret & Co.
96,802
0.1
1,790
(1)
Visteon Corp.
138,940
0.1
5,934
(1)
Warby Parker, Inc.
- Class A
108,177
0.1
205
Winmark Corp.
65,163
0.1
1,886  Winnebago Industries,
Inc.
64,992
0.1
5,306  Wolverine World Wide,
Inc.
73,806
0.1
1,740
(1)
XPEL, Inc.
51,121
0.0
1,808
(1)
Xponential Fitness,
Inc. - Class A
15,061
0.0
1,174
(1)
Zumiez, Inc.
17,481
0.0
14,676,331
8.9
Consumer Staples: 3.1%
2,209
Andersons, Inc.
94,832
0.1
5,241
(2)
B&G Foods, Inc.
36,006
0.0
5,607
(1)
Beauty Health Co.
7,513
0.0
3,794
(1)(2)
Beyond Meat, Inc.
11,572
0.0
3,982
(1)
BRC, Inc. - Class A
8,322
0.0
1,197
Calavo Growers, Inc.
28,716
0.0
2,717
Cal-Maine Foods, Inc.
246,975
0.2
4,088
(1)
Central Garden & Pet
Co. - Class A
133,800
0.1
2,341
(1)
Chefs' Warehouse, Inc.
127,491
0.1
5,188
Dole PLC
74,967
0.1
3,163  Edgewell Personal
Care Co.
98,717
0.1
4,781  Energizer Holdings,
Inc.
143,047
0.1
2,343  Fresh Del Monte
Produce, Inc.
72,235
0.1
672
(1)
Guardian Pharmacy
Services, Inc. - Class A
14,287
0.0
6,421
(1)
Hain Celestial Group,
Inc.
26,647
0.0
6,688
(1)
Herbalife Ltd.
57,717
0.0
3,623
(1)
HF Foods Group, Inc.
17,753
0.0
5,532
(1)
Honest Co., Inc.
26,000
0.0
1,018  Ingles Markets, Inc.
- Class A
66,302
0.0
1,199
Inter Parfums, Inc.
136,530
0.1
1,467
(1)(2)
Ispire Technology, Inc.
4,005
0.0
1,012  J & J Snack Foods
Corp.
133,301
0.1
620  John B Sanfilippo &
Son, Inc.
43,933
0.0
1,297  Lancaster Colony
Corp.
226,975
0.1
1,362
Limoneira Co.
24,135
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
2,348
(1)
Mama's Creations, Inc.
$ 15,285
0.0
770
(1)
Medifast, Inc.
10,380
0.0
871
MGP Ingredients, Inc.
25,590
0.0
3,123
(1)
Mission Produce, Inc.
32,729
0.0
1,626  National Beverage
Corp.
67,544
0.0
683  Natural Grocers by
Vitamin Cottage, Inc.
27,457
0.0
1,024
(1)
Nature's Sunshine
Products, Inc.
12,851
0.0
3,476  Nu Skin Enterprises,
Inc. - Class A
25,236
0.0
731  Oil-Dri Corp. of
America
33,568
0.0
9,770
(1)
Olaplex Holdings, Inc.
12,408
0.0
1,653
PriceSmart, Inc.
145,216
0.1
13,256  Primo Brands Corp.
- Class A
470,455
0.3
382
(1)
Seneca Foods Corp.
- Class A
34,013
0.0
6,065
(1)
Simply Good Foods
Co.
209,182
0.1
2,397
SpartanNash Co.
48,563
0.0
6,700
(1)
Sprouts Farmers
Market, Inc.
1,022,688
0.6
6,593
(1)
SunOpta, Inc.
32,042
0.0
3,119
(1)
TreeHouse Foods, Inc.
84,494
0.1
1,186  Turning Point Brands,
Inc.
70,496
0.1
3,972
(1)
United Natural Foods,
Inc.
108,793
0.1
1,670
Universal Corp.
93,603
0.1
828
(1)
USANA Health
Sciences, Inc.
22,331
0.0
4,460
Utz Brands, Inc.
62,797
0.0
11,562
(1)
Veru, Inc.
5,667
0.0
733  Village Super Market,
Inc. - Class A
27,861
0.0
2,627
(1)
Vita Coco Co., Inc.
80,518
0.1
2,244
(1)
Vital Farms, Inc.
68,375
0.0
898
WD-40 Co.
219,112
0.1
1,152
Weis Markets, Inc.
88,762
0.1
2,758
(1)(2)
Westrock Coffee Co.
19,913
0.0
4,397
WK Kellogg Co.
87,632
0.1
5,127,339
3.1
Energy: 4.9%
2,259
(1)
Aemetis, Inc.
3,931
0.0
3,394
(1)
Amplify Energy Corp.
12,694
0.0
11,112
Archrock, Inc.
291,579
0.2
2,927
(2)
Ardmore Shipping
Corp.
28,655
0.0
4,905
(2)
Atlas Energy Solutions,
Inc.
87,505
0.1
6,069
Berry Corp.
19,481
0.0
16,461
(2)
Borr Drilling Ltd.
36,050
0.0
1,794
(1)
Bristow Group, Inc.
56,655
0.0
4,432
Cactus, Inc. - Class A
203,119
0.1
4,648  California Resources
Corp.
204,373
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
969
(1)(2)
Centrus Energy Corp.
- Class A
$ 60,281
0.0
12,593
ChampionX Corp.
375,271
0.2
12,142
(1)
Clean Energy Fuels
Corp.
18,820
0.0
9,707
(1)
CNX Resources Corp.
305,576
0.2
6,184
(1)
Comstock Resources,
Inc.
125,783
0.1
3,388
Core Laboratories, Inc.
50,786
0.0
3,493  Core Natural
Resources, Inc.
269,310
0.2
11,014  Crescent Energy Co.
- Class A
123,797
0.1
2,312
CVR Energy, Inc.
44,853
0.0
4,243  Delek US Holdings,
Inc.
63,942
0.1
9,110
DHT Holdings, Inc.
95,655
0.1
3,238  Diversified Energy Co.
PLC
43,778
0.0
1,640
(1)
DMC Global, Inc.
13,809
0.0
2,483
Dorian LPG Ltd.
55,470
0.0
13,176
(1)
Encore Energy Corp.
18,051
0.0
12,522
(1)(2)
Energy Fuels, Inc./
Canada
46,707
0.0
1,235  Excelerate Energy, Inc.
- Class A
35,420
0.0
6,558
(1)
Expro Group Holdings
NV
65,187
0.1
2,151
(2)
FLEX LNG Ltd.
49,451
0.0
1,313
(1)
Flowco Holdings, Inc.
- Class A
33,678
0.0
913
(1)
Forum Energy
Technologies, Inc.
18,360
0.0
6,569
Golar LNG Ltd.
249,556
0.2
4,507  Granite Ridge
Resources, Inc.
27,403
0.0
4,558
(1)
Green Plains, Inc.
22,106
0.0
847
(1)
Gulfport Energy Corp.
155,967
0.1
1,809
(1)
Hallador Energy Co.
22,215
0.0
9,962
(1)
Helix Energy Solutions
Group, Inc.
82,784
0.1
6,538  Helmerich & Payne,
Inc.
170,773
0.1
1,284
(2)
HighPeak Energy, Inc.
16,255
0.0
2,531
(1)
Innovex International,
Inc.
45,457
0.0
2,713  International Seaways,
Inc.
90,072
0.1
2,574
Kinetik Holdings, Inc.
133,694
0.1
3,010  Kodiak Gas Services,
Inc.
112,273
0.1
31,802
(1)
Kosmos Energy Ltd.
72,509
0.1
10,486
Liberty Energy, Inc.
165,993
0.1
11,428  Magnolia Oil & Gas
Corp. - Class A
288,671
0.2
9,161
Murphy Oil Corp.
260,172
0.2
645
(1)
Nabors Industries Ltd.
26,903
0.0
854
(1)
Natural Gas Services
Group, Inc.
18,762
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
6,352
(1)
Newpark Resources,
Inc.
$ 36,905
0.0
7,834
(1)
NextDecade Corp.
60,949
0.0
8,776
Noble Corp. PLC
207,991
0.1
14,139  Nordic American
Tankers Ltd.
34,782
0.0
6,473  Northern Oil and Gas,
Inc.
195,679
0.1
6,813
(1)
Oceaneering
International, Inc.
148,592
0.1
4,698
(1)
Oil States International,
Inc.
24,195
0.0
3,760
(1)
Par Pacific Holdings,
Inc.
53,618
0.0
25,671  Patterson-UTI Energy,
Inc.
211,016
0.1
6,693  PBF Energy, Inc.
- Class A
127,769
0.1
8,124
Peabody Energy Corp.
110,080
0.1
1,796
(1)(2)
ProFrac Holding Corp.
- Class A
13,632
0.0
6,129
(1)
ProPetro Holding Corp.
45,048
0.0
1,104
(1)
REX American
Resources Corp.
41,477
0.0
881  Riley Exploration
Permian, Inc.
25,699
0.0
12,547
(1)
Ring Energy, Inc.
14,429
0.0
6,370
RPC, Inc.
35,035
0.0
3,401
(1)
Sable Offshore Corp.
86,283
0.1
2,765  SandRidge Energy,
Inc.
31,576
0.0
2,973
Scorpio Tankers, Inc.
111,725
0.1
2,269
(1)
SEACOR Marine
Holdings, Inc.
11,481
0.0
4,362
(1)
Seadrill Ltd.
109,050
0.1
6,329  Select Water Solutions,
Inc.
66,455
0.1
8,852
SFL Corp. Ltd.
72,586
0.1
5,441  Sitio Royalties Corp.
- Class A
108,113
0.1
7,591
SM Energy Co.
227,350
0.1
2,051  Solaris Oilfield
Infrastructure, Inc.
- Class A
44,630
0.0
9,893
(1)
Talos Energy, Inc.
96,160
0.1
4,216
Teekay Corp. Ltd.
27,699
0.0
1,634  Teekay Tankers Ltd.
- Class A
62,533
0.0
9,390
(1)
TETRA Technologies,
Inc.
31,550
0.0
3,231
(1)
Tidewater, Inc.
136,574
0.1
48,461
(1)
Transocean Ltd.
153,621
0.1
27,401
(1)
Uranium Energy Corp.
130,977
0.1
26,208
(1)
Ur-Energy, Inc.
17,667
0.0
7,741
VAALCO Energy, Inc.
29,106
0.0
4,075
(1)
Valaris Ltd.
159,985
0.1
1,953
(1)
Vital Energy, Inc.
41,443
0.0
1,847
(2)
Vitesse Energy, Inc.
45,418
0.0
7,795
(2)
W&T Offshore, Inc.
12,082
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
3,829  World Fuel Services
Corp.
$ 108,590
0.1
8,129,142
4.9
Financials: 19.0%
1,325
1st Source Corp.
79,248
0.1
650
ACNB Corp.
26,754
0.0
1,805
Alerus Financial Corp.
33,320
0.0
2,874
(1)
AlTi Global, Inc.
8,737
0.0
1,309  Amalgamated
Financial Corp.
37,634
0.0
1,232  A-Mark Precious
Metals, Inc.
31,256
0.0
3,148
(1)
Ambac Financial
Group, Inc.
27,545
0.0
2,629
Amerant Bancorp, Inc.
54,263
0.0
1,919  American Coastal
Insurance Corp.
22,203
0.0
4,316
Ameris Bancorp
248,472
0.2
1,353
AMERISAFE, Inc.
71,100
0.1
9,627  Apollo Commercial
Real Estate Finance,
Inc.
92,130
0.1
12,183
(2)
Arbor Realty Trust, Inc.
143,150
0.1
3,873
(2)
Ares Commercial Real
Estate Corp.
17,932
0.0
3,539
(2)
ARMOUR Residential
REIT, Inc.
60,517
0.0
1,411
Arrow Financial Corp.
37,095
0.0
4,106  Artisan Partners Asset
Management, Inc.
- Class A
160,545
0.1
10,590
Associated Banc-Corp.
238,593
0.2
5,778  Atlantic Union
Bankshares Corp.
179,927
0.1
217
(1)
Atlanticus Holdings
Corp.
11,100
0.0
11,664
(1)
AvidXchange Holdings,
Inc.
98,911
0.1
3,611
(1)
Axos Financial, Inc.
232,982
0.2
1,424
B Riley Financial, Inc.
5,511
0.0
9,172
Banc of California, Inc.
130,151
0.1
1,354
BancFirst Corp.
148,764
0.1
1,933  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
70,748
0.1
3,040
(1)
Bancorp, Inc.
160,634
0.1
754
Bank First Corp.
75,958
0.1
2,539
Bank of Hawaii Corp.
175,115
0.1
3,039  Bank of NT Butterfield
& Son Ltd.
118,278
0.1
4,870
BankUnited, Inc.
167,723
0.1
2,292
Banner Corp.
146,161
0.1
1,267  Bar Harbor
Bankshares
37,376
0.0
2,946  Berkshire Hills
Bancorp, Inc.
76,861
0.1
23,611  BGC Group, Inc.
- Class A
216,513
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
11,514
(2)
Blackstone Mortgage
Trust, Inc. - Class A
$ 230,280
0.1
2,450
(1)
Blue Foundry Bancorp
22,540
0.0
1,080
(1)
Bowhead Specialty
Holdings, Inc.
43,902
0.0
3,276  Bread Financial
Holdings, Inc.
164,062
0.1
1,897
(1)
Bridgewater
Bancshares, Inc.
26,349
0.0
1,911  Brightsphere
Investment Group, Inc.
49,418
0.0
9,593  BrightSpire Capital,
Inc.
53,337
0.0
6,156
Brookline Bancorp, Inc.
67,100
0.0
4,478
(1)
BRP Group, Inc.
- Class A
200,122
0.1
13,424
Burford Capital Ltd.
177,331
0.1
992  Burke & Herbert
Financial Services
Corp.
55,661
0.0
1,899  Business First
Bancshares, Inc.
46,241
0.0
2,418
Byline Bancorp, Inc.
63,255
0.0
11,986
Cadence Bank
363,895
0.2
1,208  Camden National
Corp.
48,888
0.0
3,878
Cannae Holdings, Inc.
71,084
0.1
4,148
(1)
Cantaloupe, Inc.
32,645
0.0
1,329  Capital City Bank
Group, Inc.
47,791
0.0
8,883  Capitol Federal
Financial, Inc.
49,745
0.0
1,845
(1)
Carter Bankshares,
Inc.
29,852
0.0
1,014  Cass Information
Systems, Inc.
43,855
0.0
4,528  Cathay General
Bancorp
194,840
0.1
1,937  Central Pacific
Financial Corp.
52,376
0.0
5,655  Chimera Investment
Corp.
72,554
0.1
645  ChoiceOne Financial
Services, Inc.
18,557
0.0
1,244  Citizens & Northern
Corp.
25,029
0.0
351  Citizens Financial
Services, Inc.
20,376
0.0
1,010
City Holding Co.
118,645
0.1
1,301  Civista Bancshares,
Inc.
25,422
0.0
6,405  Claros Mortgage Trust,
Inc.
23,891
0.0
1,729
CNB Financial Corp.
38,470
0.0
6,683  CNO Financial Group,
Inc.
278,347
0.2
839
(1)
Coastal Financial
Corp.
75,854
0.1
1,825
Cohen & Steers, Inc.
146,456
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,298
(1)
Columbia Financial,
Inc.
$ 34,470
0.0
3,496  Community Bank
System, Inc.
198,783
0.1
1,217  Community Trust
Bancorp, Inc.
61,288
0.0
1,461  Community West
Bancshares
26,999
0.0
4,654  Compass Diversified
Holdings
86,890
0.1
2,605  ConnectOne Bancorp,
Inc.
63,328
0.0
2,002
(1)
Customers Bancorp,
Inc.
100,500
0.1
8,798
CVB Financial Corp.
162,411
0.1
206  Diamond Hill
Investment Group, Inc.
29,425
0.0
2,645  Dime Community
Bancshares, Inc.
73,743
0.1
1,853
(1)
Donnelley Financial
Solutions, Inc.
80,995
0.1
5,309
Dynex Capital, Inc.
69,123
0.1
2,048
Eagle Bancorp, Inc.
43,008
0.0
12,784  Eastern Bankshares,
Inc.
209,658
0.1
6,138
Ellington Financial, Inc.
81,390
0.1
1,740  Employers Holdings,
Inc.
88,114
0.1
2,142
Enact Holdings, Inc.
74,434
0.1
1,637
(1)
Encore Capital Group,
Inc.
56,116
0.0
1,698
(1)
Enova International,
Inc.
163,959
0.1
838
(1)
Enstar Group Ltd.
278,534
0.2
864  Enterprise Bancorp,
Inc.
33,636
0.0
2,532  Enterprise Financial
Services Corp.
136,070
0.1
1,231  Equity Bancshares,
Inc. - Class A
48,501
0.0
521  Esquire Financial
Holdings, Inc.
39,273
0.0
6,924
Essent Group Ltd.
399,653
0.3
1,332
(2)
F&G Annuities & Life,
Inc.
48,019
0.0
1,116  Farmers & Merchants
Bancorp, Inc./Archbold
OH
26,684
0.0
3,115  Farmers National Banc
Corp.
40,651
0.0
2,494
FB Financial Corp.
115,622
0.1
620  Federal Agricultural
Mortgage Corp. - Class
C
116,256
0.1
3,442  Fidelis Insurance
Holdings Ltd.
55,760
0.0
481  Fidelity D&D Bancorp,
Inc.
20,014
0.0
1,304  Financial Institutions,
Inc.
32,548
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,107
First Bancorp, Inc.
$ 27,365
0.0
10,655  First BanCorp/Puerto
Rico
204,256
0.1
2,770  First Bancorp/Southern
Pines NC
111,188
0.1
2,195
First Bancshares, Inc.
74,213
0.1
5,796
First Busey Corp.
125,194
0.1
674  First Business
Financial Services, Inc.
31,779
0.0
6,921  First Commonwealth
Financial Corp.
107,552
0.1
1,441  First Community
Bankshares, Inc.
54,311
0.0
6,377
First Financial Bancorp
159,297
0.1
8,672  First Financial
Bankshares, Inc.
311,498
0.2
912
First Financial Corp.
44,670
0.0
4,869
First Foundation, Inc.
25,270
0.0
5,227  First Interstate
BancSystem, Inc.
- Class A
149,754
0.1
3,934
First Merchants Corp.
159,091
0.1
1,846  First Mid Bancshares,
Inc.
64,425
0.0
2,563  FirstCash Holdings,
Inc.
308,380
0.2
1,459
Five Star Bancorp
40,560
0.0
2,205  Flushing Financial
Corp.
28,004
0.0
8,107
(1)
Flywire Corp.
77,016
0.1
8,976
(1)
Forge Global Holdings,
Inc.
5,045
0.0
6,199  Franklin BSP Realty
Trust, Inc.
78,975
0.1
11,926
Fulton Financial Corp.
215,741
0.1
3,255
(2)
GCM Grosvenor, Inc.
- Class A
43,064
0.0
27,865
(1)
Genworth Financial,
Inc. - Class A
197,563
0.1
2,088  German American
Bancorp, Inc.
78,300
0.1
7,526
Glacier Bancorp, Inc.
332,800
0.2
1,497  Goosehead Insurance,
Inc. - Class A
176,736
0.1
759  Great Southern
Bancorp, Inc.
42,026
0.0
3,802
(1)
Green Dot Corp.
- Class A
32,089
0.0
675  Greene County
Bancorp, Inc.
16,274
0.0
2,337
(1)
Greenlight Capital Re
Ltd. - Class A
31,666
0.0
626  Guaranty Bancshares,
Inc.
25,059
0.0
2,786
(1)
Hamilton Insurance
Group Ltd. - Class B
57,754
0.0
2,624  Hamilton Lane, Inc.
- Class A
390,110
0.2
5,627  Hancock Whitney
Corp.
295,136
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,203
Hanmi Financial Corp.
$ 49,920
0.0
7,774  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
227,312
0.1
3,077  HarborOne Bancorp,
Inc.
31,908
0.0
557
HCI Group, Inc.
83,121
0.1
4,602  Heritage Commerce
Corp.
43,811
0.0
2,477  Heritage Financial
Corp.
60,265
0.0
1,656
(1)
Heritage Insurance
Holdings, Inc.
23,880
0.0
3,179
Hilltop Holdings, Inc.
96,801
0.1
118  Hingham Institution For
Savings The
28,060
0.0
1,374
(1)
Hippo Holdings, Inc.
35,119
0.0
606
Home Bancorp, Inc.
27,149
0.0
12,313  Home BancShares,
Inc.
348,089
0.2
1,429
(1)
HomeStreet, Inc.
16,776
0.0
1,266  HomeTrust
Bancshares, Inc.
43,398
0.0
8,022
Hope Bancorp, Inc.
83,990
0.1
2,797  Horace Mann
Educators Corp.
119,516
0.1
3,368
Horizon Bancorp, Inc.
50,789
0.0
2,822  Independent Bank
Corp.
176,798
0.1
1,579  Independent Bank
Corp. Michigan
48,617
0.0
3,577  International
Bancshares Corp.
225,566
0.1
2,267
(1)
International Money
Express, Inc.
28,610
0.0
4,206
(2)
Invesco Mortgage
Capital, Inc.
33,185
0.0
108
Investors Title Co.
26,037
0.0
4,851  Jackson Financial, Inc.
- Class A
406,417
0.3
2,658  James River Group
Holdings Ltd.
11,164
0.0
1,187  John Marshall
Bancorp, Inc.
19,609
0.0
4,338
Kearny Financial Corp.
27,156
0.0
4,387  KKR Real Estate
Finance Trust, Inc.
47,380
0.0
8,355
Ladder Capital Corp.
95,331
0.1
1,717  Lakeland Financial
Corp.
102,058
0.1
3,469
(1)(2)
Lemonade, Inc.
109,031
0.1
7,436
(1)
LendingClub Corp.
76,740
0.1
679
(1)
LendingTree, Inc.
34,133
0.0
2,396  Live Oak Bancshares,
Inc.
63,877
0.0
7,704
(1)
Maiden Holdings Ltd.
4,394
0.0
31,339
(1)
Marqeta, Inc. - Class A
129,117
0.1
3,388
(1)
MBIA, Inc.
16,872
0.0
1,182
Mercantile Bank Corp.
51,346
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,263
Merchants Bancorp
$ 46,731
0.0
1,768
Mercury General Corp.
98,831
0.1
1,655  Metrocity Bankshares,
Inc.
45,628
0.0
752
(1)
Metropolitan Bank
Holding Corp.
42,104
0.0
7,116
MFA Financial, Inc.
73,010
0.1
1,363  Mid Penn Bancorp,
Inc.
35,315
0.0
681
Middlefield Banc Corp.
19,034
0.0
1,521  Midland States
Bancorp, Inc.
26,040
0.0
1,446  MidWestOne Financial
Group, Inc.
42,816
0.0
4,637
Moelis & Co. - Class A
270,615
0.2
593
(1)
Moneylion, Inc.
51,300
0.0
4,197
(1)
Mr Cooper Group, Inc.
501,961
0.3
1,071
MVB Financial Corp.
18,550
0.0
2,551  National Bank Holdings
Corp. - Class A
97,627
0.1
5,179
Navient Corp.
65,411
0.0
2,901
(1)
NB Bancorp, Inc.
52,421
0.0
3,133
NBT Bancorp, Inc.
134,406
0.1
1,005
Nelnet, Inc. - Class A
111,485
0.1
2,546
(1)
NerdWallet, Inc.
- Class A
23,041
0.0
16,837  New York Community
Bancorp, Inc.
195,646
0.1
6,728  New York Mortgage
Trust, Inc.
43,665
0.0
1,793
NewtekOne, Inc.
21,444
0.0
954  Nicolet Bankshares,
Inc.
103,948
0.1
5,233
(1)
NMI Holdings, Inc.
- Class A
188,650
0.1
512
Northeast Bank
46,868
0.0
3,089  Northfield Bancorp,
Inc.
33,701
0.0
416
Northrim BanCorp, Inc.
30,460
0.0
8,689  Northwest Bancshares,
Inc.
104,442
0.1
698  Norwood Financial
Corp.
16,871
0.0
4,070  OceanFirst Financial
Corp.
69,231
0.1
3,025
OFG Bancorp
121,060
0.1
20,695
Old National Bancorp
438,527
0.3
3,323  Old Second Bancorp,
Inc.
55,295
0.0
7,387
(1)
Open Lending Corp.
20,388
0.0
1,251
(2)
OppFi, Inc.
11,634
0.0
849  Orange County
Bancorp, Inc.
19,858
0.0
5,254
(2)
Orchid Island Capital,
Inc.
39,510
0.0
2,087
Origin Bancorp, Inc.
72,356
0.1
1,406  Orrstown Financial
Services, Inc.
42,194
0.0
13,609
(1)
Oscar Health, Inc.
- Class A
178,414
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,885
P10, Inc. - Class A
$ 33,899
0.0
6,364  Pacific Premier
Bancorp, Inc.
135,680
0.1
12,295
(1)
Pagseguro Digital Ltd.
- Class A
93,811
0.1
1,728
(1)
Palomar Holdings, Inc.
236,874
0.2
977
Park National Corp.
147,918
0.1
1,646  Pathward Financial,
Inc.
120,076
0.1
3,900  Patria Investments Ltd.
- Class A
44,031
0.0
18,198
(1)
Payoneer Global, Inc.
133,027
0.1
2,203
(1)
Paysafe Ltd.
34,565
0.0
1,303  Peapack-Gladstone
Financial Corp.
37,005
0.0
1,776  PennyMac Financial
Services, Inc.
177,795
0.1
6,078  PennyMac Mortgage
Investment Trust
89,043
0.1
2,524
Peoples Bancorp, Inc.
74,862
0.1
790  Peoples Financial
Services Corp.
35,131
0.0
3,476  Perella Weinberg
Partners
63,958
0.0
1,149
Piper Sandler Cos.
284,561
0.2
1,541  PJT Partners, Inc.
- Class A
212,473
0.1
540
Plumas Bancorp
23,366
0.0
2,711
(1)
PRA Group, Inc.
55,901
0.0
883  Preferred Bank/Los
Angeles CA
73,872
0.1
1,597
(1)
Priority Technology
Holdings, Inc.
10,884
0.0
3,447
(1)
ProAssurance Corp.
80,487
0.1
2,764
PROG Holdings, Inc.
73,522
0.1
8,482  Provident Financial
Services, Inc.
145,636
0.1
1,167
QCR Holdings, Inc.
83,230
0.1
9,739
Radian Group, Inc.
322,069
0.2
11,214
(2)
Ready Capital Corp.
57,079
0.0
468  Red River Bancshares,
Inc.
24,172
0.0
9,755
Redwood Trust, Inc.
59,213
0.0
654  Regional Management
Corp.
19,692
0.0
9,907
(1)
Remitly Global, Inc.
206,066
0.1
4,174
Renasant Corp.
141,624
0.1
736  Republic Bancorp, Inc.
- Class A
46,972
0.0
575
(1)
Root, Inc. - Class A
76,728
0.1
2,669
S&T Bancorp, Inc.
98,886
0.1
1,040  Safety Insurance
Group, Inc.
82,035
0.1
3,031  Sandy Spring Bancorp,
Inc.
84,716
0.1
5,706  Seacoast Banking
Corp. of Florida
146,815
0.1
4,028  Selective Insurance
Group, Inc.
368,723
0.2
9,347
(1)
Selectquote, Inc.
31,219
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,368  ServisFirst
Bancshares, Inc.
$ 278,197
0.2
960
(1)
Sezzle, Inc.
33,494
0.0
1,053
Sierra Bancorp
29,358
0.0
8,233  Simmons First National
Corp. - Class A
169,023
0.1
6,480
(1)
SiriusPoint Ltd.
112,039
0.1
2,492
(1)
Skyward Specialty
Insurance Group, Inc.
131,877
0.1
1,321
SmartFinancial, Inc.
41,057
0.0
1,039  South Plains Financial,
Inc.
34,412
0.0
742
(1)
Southern First
Bancshares, Inc.
24,427
0.0
794  Southern Missouri
Bancorp, Inc.
41,304
0.0
2,185  Southside Bancshares,
Inc.
63,278
0.0
6,451
SouthState Corp.
598,782
0.4
3,544
Stellar Bancorp, Inc.
98,027
0.1
4,407  StepStone Group, Inc.
- Class A
230,178
0.1
1,806  Stewart Information
Services Corp.
128,858
0.1
1,750  Stock Yards Bancorp,
Inc.
120,855
0.1
18,912
(1)
StoneCo Ltd. - Class A
198,198
0.1
2,929
(1)
StoneX Group, Inc.
223,717
0.1
3,046
(1)
Texas Capital
Bancshares, Inc.
227,536
0.1
911
(1)
Third Coast
Bancshares, Inc.
30,400
0.0
1,948
Tiptree, Inc.
46,927
0.0
936  Tompkins Financial
Corp.
58,949
0.0
4,804  Towne Bank/
Portsmouth VA
164,249
0.1
4,702  TPG RE Finance Trust,
Inc.
38,321
0.0
2,288
TriCo Bancshares
91,451
0.1
1,504
(1)
Triumph Financial, Inc.
86,931
0.1
2,190
(1)
Trupanion, Inc.
81,621
0.1
1,477  TrustCo Bank Corp.
NY
45,019
0.0
4,127
Trustmark Corp.
142,340
0.1
7,112  Two Harbors
Investment Corp.
95,016
0.1
4,472
UMB Financial Corp.
452,119
0.3
8,682  United Bankshares,
Inc.
301,005
0.2
7,894  United Community
Banks, Inc.
222,058
0.1
1,496
United Fire Group, Inc.
44,072
0.0
1,789  Universal Insurance
Holdings, Inc.
42,399
0.0
2,242
Univest Financial Corp.
63,583
0.0
5,305
(1)
Upstart Holdings, Inc.
244,189
0.2
30,959  Valley National
Bancorp
275,226
0.2
3,599
Veritex Holdings, Inc.
89,867
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,737  Victory Capital
Holdings, Inc. - Class A
$ 158,390
0.1
456  Virtus Investment
Partners, Inc.
78,596
0.1
2,126
Walker & Dunlop, Inc.
181,475
0.1
5,365  Washington Federal,
Inc.
153,332
0.1
1,277  Washington Trust
Bancorp, Inc.
39,408
0.0
1,489  Waterstone Financial,
Inc.
20,027
0.0
5,681
WesBanco, Inc.
175,884
0.1
1,417
West BanCorp, Inc.
28,255
0.0
1,805
Westamerica BanCorp
91,387
0.1
9,162
WisdomTree, Inc.
81,725
0.1
263
(1)
World Acceptance
Corp.
33,283
0.0
3,919
WSFS Financial Corp.
203,279
0.1
31,266,239
19.0
Health Care: 16.3%
3,766
(1)
2seventy bio, Inc.
18,604
0.0
3,371
(1)
4D Molecular
Therapeutics, Inc.
10,888
0.0
7,440
(1)
89bio, Inc.
54,089
0.0
5,625
(1)
Absci Corp.
14,119
0.0
7,923
(1)
ACADIA
Pharmaceuticals, Inc.
131,601
0.1
4,964
(1)
Accolade, Inc.
34,649
0.0
6,822
(1)
Accuray, Inc.
12,211
0.0
4,961
(1)
ACELYRIN, Inc.
12,254
0.0
3,059
(1)
Achieve Life Sciences,
Inc.
8,168
0.0
6,864
(1)
AdaptHealth Corp.
74,406
0.1
7,865
(1)
Adaptive
Biotechnologies Corp.
58,437
0.0
5,996
(1)
ADC Therapeutics SA
8,454
0.0
1,168
(1)
Addus HomeCare
Corp.
115,504
0.1
15,323
(1)
ADMA Biologics, Inc.
304,008
0.2
1,438
(1)
Adverum
Biotechnologies, Inc.
6,284
0.0
20,618
(1)
agilon health, Inc.
89,276
0.1
3,762
(1)
Agios
Pharmaceuticals, Inc.
110,227
0.1
14,578
(1)
Akebia Therapeutics,
Inc.
27,990
0.0
4,960
(1)
Akero Therapeutics,
Inc.
200,781
0.1
3,559
(1)
Aldeyra Therapeutics,
Inc.
20,464
0.0
6,123
(1)
Alector, Inc.
7,531
0.0
6,686
(1)
Alignment Healthcare,
Inc.
124,493
0.1
10,722
(1)
Alkermes PLC
354,040
0.2
8,214
(1)(2)
Allogene Therapeutics,
Inc.
11,992
0.0
7,011
(1)
Alphatec Holdings, Inc.
71,092
0.1
4,793
(1)(2)
Altimmune, Inc.
23,965
0.0
1,667
(1)(2)
Alumis, Inc.
10,235
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
19,469
(1)
Amicus Therapeutics,
Inc.
$ 158,867
0.1
2,566
(1)
AMN Healthcare
Services, Inc.
62,764
0.1
10,805
(1)
Amneal
Pharmaceuticals, Inc.
90,546
0.1
2,577
(1)
Amphastar
Pharmaceuticals, Inc.
74,707
0.1
1,467
(1)
AnaptysBio, Inc.
27,272
0.0
5,066
(1)(2)
Anavex Life Sciences
Corp.
43,466
0.0
2,718
(1)
AngioDynamics, Inc.
25,522
0.0
1,247
(1)
ANI Pharmaceuticals,
Inc.
83,487
0.1
1,009
(1)
Anika Therapeutics,
Inc.
15,165
0.0
7,165
(1)
Annexon, Inc.
13,828
0.0
2,525
(1)
Apogee Therapeutics,
Inc.
94,334
0.1
2,878
(1)
Apollo Medical
Holdings, Inc.
89,247
0.1
8,310
(1)
Applied Therapeutics,
Inc.
4,063
0.0
5,047
(1)
Aquestive
Therapeutics, Inc.
14,636
0.0
10,462
(1)
Arbutus Biopharma
Corp.
36,512
0.0
2,897
(1)(2)
Arcellx, Inc.
190,043
0.1
1,617
(1)
Arcturus Therapeutics
Holdings, Inc.
17,124
0.0
3,689
(1)
Arcus Biosciences, Inc.
28,959
0.0
7,156
(1)(2)
Arcutis
Biotherapeutics, Inc.
111,920
0.1
15,720
(1)
Ardelyx, Inc.
77,185
0.1
1,652
(1)
Ardent Health
Partners, Inc.
22,715
0.0
1,977
(1)(2)
ArriVent Biopharma,
Inc.
36,555
0.0
7,924
(1)
Arrowhead
Pharmaceuticals, Inc.
100,952
0.1
3,258
(1)(2)
ARS Pharmaceuticals,
Inc.
40,986
0.0
1,606
(1)(2)
Artiva Biotherapeutics,
Inc.
4,818
0.0
2,709
(1)
Artivion, Inc.
66,587
0.1
4,444
(1)
Arvinas, Inc.
31,197
0.0
3,593
(1)
Astria Therapeutics,
Inc.
19,187
0.0
6,044
(1)
Atea Pharmaceuticals,
Inc.
18,072
0.0
10,114
(1)
Atossa Therapeutics,
Inc.
6,806
0.0
3,165
(1)
AtriCure, Inc.
102,103
0.1
3,559
(1)
Aura Biosciences, Inc.
20,856
0.0
9,019
(1)
Aurinia
Pharmaceuticals, Inc.
72,513
0.1
6,256
(1)
Avadel
Pharmaceuticals PLC
48,984
0.0
3,145
(1)
Avanos Medical, Inc.
45,068
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,729
(1)
Aveanna Healthcare
Holdings, Inc.
$ 20,211
0.0
7,567
(1)
Avidity Biosciences,
Inc.
223,378
0.1
1,944
(1)(2)
Avita Medical, Inc.
15,824
0.0
2,891
(1)
Axogen, Inc.
53,483
0.0
2,446
(1)
Axsome Therapeutics,
Inc.
285,277
0.2
6,052
(1)
Beam Therapeutics,
Inc.
118,196
0.1
900
(1)
Beta Bionics, Inc.
11,016
0.0
1,301
(1)
Bicara Therapeutics,
Inc.
16,952
0.0
13,815
(1)
BioCryst
Pharmaceuticals, Inc.
103,612
0.1
5,698
(1)
Biohaven Ltd.
136,980
0.1
2,429
(1)
BioLife Solutions, Inc.
55,478
0.0
1,909
(1)(2)
Biomea Fusion, Inc.
4,066
0.0
2,230
(1)
Biote Corp. - Class A
7,426
0.0
2,764
(1)
Bioventus, Inc. - Class
A
25,291
0.0
2,818
(1)
Black Diamond
Therapeutics, Inc.
4,368
0.0
4,226
(1)
Blueprint Medicines
Corp.
374,043
0.2
9,362
(1)
Bridgebio Pharma, Inc.
323,644
0.2
3,633
(1)
BrightSpring Health
Services, Inc.
65,721
0.1
13,018
(1)
Brookdale Senior
Living, Inc.
81,493
0.1
4,192
(1)
C4 Therapeutics, Inc.
6,707
0.0
3,220
(1)(2)
Cabaletta Bio, Inc.
4,460
0.0
1,817
(1)
Candel Therapeutics,
Inc.
10,266
0.0
2,519
(1)(2)
Capricor Therapeutics,
Inc.
23,905
0.0
4,289
(1)(2)
Cardiff Oncology, Inc.
13,467
0.0
3,436
(1)
CareDx, Inc.
60,989
0.0
2,494
(1)(2)
Cargo Therapeutics,
Inc.
10,151
0.0
5,964
(1)
Caribou Biosciences,
Inc.
5,446
0.0
710
(1)
Cartesian
Therapeutics, Inc.
9,358
0.0
2,803
(1)
Cassava Sciences,
Inc.
4,204
0.0
1,781
(1)
Castle Biosciences,
Inc.
35,656
0.0
7,507
(1)
Catalyst
Pharmaceuticals, Inc.
182,045
0.1
2,365
(1)
Celcuity, Inc.
23,910
0.0
4,350
(1)
Celldex Therapeutics,
Inc.
78,952
0.1
724
(1)
Ceribell, Inc.
13,908
0.0
13,540
(1)
Cerus Corp.
18,821
0.0
3,605
(1)
CG oncology, Inc.
88,286
0.1
3,475
(1)
ChromaDex Corp.
23,977
0.0
5,839
(1)
Codexis, Inc.
15,707
0.0
6,224
(1)
Cogent Biosciences,
Inc.
37,282
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,726
(1)
Coherus Biosciences,
Inc.
$ 6,235
0.0
2,179
(1)
Collegium
Pharmaceutical, Inc.
65,043
0.1
8,673
(1)
Community Health
Systems, Inc.
23,417
0.0
6,747
(1)
Compass
Therapeutics, Inc.
12,819
0.0
7,326  Concentra Group
Holdings Parent, Inc.
158,974
0.1
2,048
CONMED Corp.
123,679
0.1
821
(1)
Corbus
Pharmaceuticals
Holdings, Inc.
4,360
0.0
5,383
(1)
Corcept Therapeutics,
Inc.
614,846
0.4
4,177
(1)
CorMedix, Inc.
25,730
0.0
1,787
(1)
CorVel Corp.
200,090
0.1
6,087
(1)
Crinetics
Pharmaceuticals, Inc.
204,158
0.1
2,204
(1)
Cross Country
Healthcare, Inc.
32,818
0.0
2,912
(1)
CryoPort, Inc.
17,705
0.0
3,634
(1)
Cullinan Oncology, Inc.
27,509
0.0
1,089
(1)
CVRx, Inc.
13,318
0.0
8,271
(1)
Cytek Biosciences, Inc.
33,167
0.0
7,603
(1)
Cytokinetics, Inc.
305,565
0.2
3,655
(1)
Day One
Biopharmaceuticals,
Inc.
28,984
0.0
3,746
(1)
Definitive Healthcare
Corp.
10,826
0.0
8,274
(1)
Denali Therapeutics,
Inc.
112,485
0.1
2,309
(1)
Design Therapeutics,
Inc.
8,913
0.0
1,657
(1)(2)
Dianthus Therapeutics,
Inc.
30,058
0.0
1,521
(1)
Disc Medicine, Inc.
75,502
0.1
7,393
(1)
DocGo, Inc.
19,518
0.0
8,725
(1)
Dynavax Technologies
Corp.
113,163
0.1
5,580
(1)
Dyne Therapeutics,
Inc.
58,367
0.0
4,905
(1)
Edgewise
Therapeutics, Inc.
107,910
0.1
5,641
(1)
Editas Medicine, Inc.
6,544
0.0
3,925
Embecta Corp.
50,044
0.0
1,392
(1)
Enanta
Pharmaceuticals, Inc.
7,684
0.0
3,669
(1)
Enhabit, Inc.
32,251
0.0
2,476
(1)(2)
Enliven Therapeutics,
Inc.
48,728
0.0
3,692
Ensign Group, Inc.
477,745
0.3
1,899
(1)
Entrada Therapeutics,
Inc.
17,167
0.0
13,889
(1)
Erasca, Inc.
19,028
0.0
13,195
(1)
Esperion Therapeutics,
Inc.
19,001
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,749
(1)
Evolent Health, Inc.
- Class A
$ 73,383
0.1
3,784
(1)
Evolus, Inc.
45,522
0.0
4,535
(1)
EyePoint
Pharmaceuticals, Inc.
24,580
0.0
7,248
(1)
Fate Therapeutics, Inc.
5,727
0.0
1,490
(1)
Fennec
Pharmaceuticals, Inc.
9,074
0.0
1,909
(1)
Foghorn Therapeutics,
Inc.
6,968
0.0
4,298
(1)
Fulcrum Therapeutics,
Inc.
12,378
0.0
1,478
(1)(2)
Fulgent Genetics, Inc.
24,978
0.0
849
(1)
GeneDx Holdings
Corp.
75,192
0.1
39,532
(1)
Geron Corp.
62,856
0.1
3,248
(1)
Glaukos Corp.
319,668
0.2
7,968
(1)
Guardant Health, Inc.
339,437
0.2
574
(1)
Gyre Therapeutics, Inc.
4,431
0.0
3,298
(1)
Haemonetics Corp.
209,588
0.1
8,314
(1)
Halozyme
Therapeutics, Inc.
530,516
0.3
2,529
(1)
Harmony Biosciences
Holdings, Inc.
83,937
0.1
2,068
(1)
Harrow, Inc.
55,009
0.0
4,422
(1)
Health Catalyst, Inc.
20,032
0.0
5,716
(1)
HealthEquity, Inc.
505,123
0.3
1,722
HealthStream, Inc.
55,414
0.0
7,846
(1)
Heron Therapeutics,
Inc.
17,261
0.0
12,885
(1)
Hims & Hers Health,
Inc.
380,752
0.2
6,270
(1)(2)
Humacyte, Inc.
10,690
0.0
1,422
(1)
ICU Medical, Inc.
197,459
0.1
5,732
(1)
Ideaya Biosciences,
Inc.
93,890
0.1
10,194
(1)(2)
ImmunityBio, Inc.
30,684
0.0
4,844
(1)
Immunome, Inc.
32,600
0.0
3,889
(1)
Immunovant, Inc.
66,463
0.1
905
(1)
Inhibrx Biosciences,
Inc.
12,661
0.0
4,410
(1)
Inmode Ltd.
78,233
0.1
971
(1)(2)
Inmune Bio, Inc.
7,583
0.0
3,745
(1)
Innoviva, Inc.
67,897
0.1
1,626
(1)
Inogen, Inc.
11,593
0.0
2,698
(1)
Inovio
Pharmaceuticals, Inc.
4,398
0.0
11,498
(1)
Insmed, Inc.
877,182
0.5
2,205
(1)
Integer Holdings Corp.
260,212
0.2
4,559
(1)
Integra LifeSciences
Holdings Corp.
100,252
0.1
6,735
(1)
Intellia Therapeutics,
Inc.
47,886
0.0
18,320
(1)
Iovance
Biotherapeutics, Inc.
61,006
0.0
541
iRadimed Corp.
28,392
0.0
2,083
(1)
iRhythm Technologies,
Inc.
218,048
0.1
10,368
(1)
Ironwood
Pharmaceuticals, Inc.
15,241
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,988
(1)
iTeos Therapeutics,
Inc.
$ 11,868
0.0
2,092
(1)
Janux Therapeutics,
Inc.
56,484
0.0
1,005
(1)
Jasper Therapeutics,
Inc.
4,321
0.0
1,118
(1)
Joint Corp.
13,964
0.0
2,689
(1)
KalVista
Pharmaceuticals, Inc.
31,031
0.0
2,192
(1)
Keros Therapeutics,
Inc.
22,336
0.0
2,575
(1)
Kiniksa
Pharmaceuticals
International PLC
57,191
0.0
2,345
(1)
Kodiak Sciences, Inc.
6,578
0.0
427
(1)(2)
Korro Bio, Inc.
7,434
0.0
1,650
(1)
Krystal Biotech, Inc.
297,495
0.2
4,880
(1)
Kura Oncology, Inc.
32,208
0.0
3,123
(1)
Kymera Therapeutics,
Inc.
85,477
0.1
4,595
(1)
Lantheus Holdings,
Inc.
448,472
0.3
3,082
(1)
Larimar Therapeutics,
Inc.
6,626
0.0
1,357
LeMaitre Vascular, Inc.
113,852
0.1
920
(1)
LENZ Therapeutics,
Inc.
23,653
0.0
1,683
(1)
Lexeo Therapeutics,
Inc.
5,840
0.0
13,922
(1)(2)
Lexicon
Pharmaceuticals, Inc.
6,415
0.0
1,726
(1)
Lifecore Biomedical,
Inc.
12,151
0.0
2,443
(1)
LifeMD, Inc.
13,290
0.0
9,501
(1)
LifeStance Health
Group, Inc.
63,277
0.1
1,195
(1)
Ligand
Pharmaceuticals, Inc.
125,642
0.1
4,245
(1)
Liquidia Corp.
62,614
0.0
3,633
(1)
LivaNova PLC
142,704
0.1
11,450
(1)
Lyell Immunopharma,
Inc.
6,160
0.0
4,493
(1)
MacroGenics, Inc.
5,706
0.0
1,198
(1)
Madrigal
Pharmaceuticals, Inc.
396,814
0.3
18,108
(1)
MannKind Corp.
91,083
0.1
7,840
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
17,326
0.0
7,689
(1)
MaxCyte, Inc.
20,991
0.0
704
(1)(2)
MBX Biosciences, Inc.
5,196
0.0
711
(1)(2)
MediWound Ltd.
11,035
0.0
3,450
(1)
MeiraGTx Holdings
PLC
23,391
0.0
3,811
(1)
Merit Medical Systems,
Inc.
402,861
0.3
10,123
(1)
Mersana Therapeutics,
Inc.
3,484
0.0
352  Mesa Laboratories,
Inc.
41,768
0.0
1,026
(1)(2)
Metsera, Inc.
27,928
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,119
(1)
MiMedx Group, Inc.
$ 61,704
0.0
5,196
(1)(2)
Mind Medicine
MindMed, Inc.
30,397
0.0
1,958
(1)
Mineralys
Therapeutics, Inc.
31,093
0.0
2,653
(1)
Mirum
Pharmaceuticals, Inc.
119,518
0.1
3,015
(1)(2)
Monte Rosa
Therapeutics, Inc.
13,990
0.0
6,061
(1)
Myriad Genetics, Inc.
53,761
0.0
3,773
(1)(2)
Nano-X Imaging Ltd.
18,846
0.0
862  National HealthCare
Corp.
79,994
0.1
1,144  National Research
Corp.
14,643
0.0
12,665
(1)
Nektar Therapeutics
8,612
0.0
14,551
(1)
Neogen Corp.
126,157
0.1
8,515
(1)
NeoGenomics, Inc.
80,807
0.1
6,025
(1)(2)
Neumora
Therapeutics, Inc.
6,025
0.0
840
(1)(2)
Neurogene, Inc.
9,836
0.0
970
(1)
NeuroPace, Inc.
11,921
0.0
2,481
(1)
Nevro Corp.
14,489
0.0
3,552
(1)(2)
Nkarta, Inc.
6,536
0.0
10,296
(1)(2)
Novavax, Inc.
65,997
0.1
7,097
(1)
Novocure Ltd.
126,469
0.1
4,998
(1)
Nurix Therapeutics,
Inc.
59,376
0.0
2,334
(1)
Nuvalent, Inc. - Class A
165,527
0.1
12,826
(1)
Nuvation Bio, Inc.
22,574
0.0
19,725
(1)
Ocugen, Inc.
13,932
0.0
10,597
(1)
Ocular Therapeutix,
Inc.
77,676
0.1
2,766
(1)
Olema
Pharmaceuticals, Inc.
10,400
0.0
3,880
(1)(2)
Omeros Corp.
31,894
0.0
7,189
(1)
OmniAb, Inc.
17,254
0.0
3,072
(1)
Omnicell, Inc.
107,397
0.1
22,437
(1)(2)
OPKO Health, Inc.
37,245
0.0
1,301
(1)
OptimizeRx Corp.
11,267
0.0
11,406
(1)
Option Care Health,
Inc.
398,640
0.3
5,028
(1)
OraSure Technologies,
Inc.
16,944
0.0
1,786
(1)(2)
Orchestra BioMed
Holdings, Inc.
7,644
0.0
4,974
(1)
Organogenesis
Holdings, Inc.
21,488
0.0
4,225
(1)
ORIC
Pharmaceuticals, Inc.
23,575
0.0
2,443
(1)
Orthofix Medical, Inc.
39,845
0.0
1,168
(1)
OrthoPediatrics Corp.
28,768
0.0
5,079
(1)
Owens & Minor, Inc.
45,863
0.0
18,795
(1)(2)
Pacific Biosciences of
California, Inc.
22,178
0.0
3,111
(1)
Pacira BioSciences,
Inc.
77,308
0.1
2,726
(1)
PACS Group, Inc.
30,640
0.0
3,196
(1)
Paragon 28, Inc.
41,740
0.0
5,164
Patterson Cos., Inc.
161,323
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,883
(1)
Pediatrix Medical
Group, Inc.
$ 85,245
0.1
2,252
(1)
Pennant Group, Inc.
56,638
0.0
3,843
(1)
Perspective
Therapeutics, Inc.
8,186
0.0
2,650
(1)
Phathom
Pharmaceuticals, Inc.
16,615
0.0
1,433  Phibro Animal Health
Corp. - Class A
30,609
0.0
3,735
(1)
Phreesia, Inc.
95,467
0.1
3,912
(1)
Pliant Therapeutics,
Inc.
5,281
0.0
1,178
(1)
Praxis Precision
Medicines, Inc.
44,611
0.0
9,393
(1)(2)
Precigen, Inc.
13,996
0.0
3,297
(1)
Prestige Consumer
Healthcare, Inc.
283,443
0.2
4,130
(1)(2)
Prime Medicine, Inc.
8,219
0.0
6,847
(1)
Privia Health Group,
Inc.
153,715
0.1
2,960
(1)
PROCEPT
BioRobotics Corp.
172,450
0.1
4,973
(1)
Progyny, Inc.
111,097
0.1
7,737
(1)
ProKidney Corp.
6,779
0.0
3,955
(1)
Protagonist
Therapeutics, Inc.
191,264
0.1
2,905
(1)
Prothena Corp. PLC
35,949
0.0
5,076
(1)
PTC Therapeutics, Inc.
258,673
0.2
2,792
(1)
Pulmonx Corp.
18,790
0.0
1,322
(1)
Pulse Biosciences, Inc.
21,271
0.0
3,355
(1)
Puma Biotechnology,
Inc.
9,931
0.0
4,147
(1)
Pyxis Oncology, Inc.
4,064
0.0
2,562
(1)
Quanterix Corp.
16,679
0.0
7,517
(1)
Quantum-Si, Inc.
9,020
0.0
4,387
(1)
RadNet, Inc.
218,122
0.1
1,285
(1)(2)
Rapport Therapeutics,
Inc.
12,889
0.0
16,546
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
87,528
0.1
3,253
(1)
REGENXBIO, Inc.
23,259
0.0
5,577
(1)
Regulus Therapeutics,
Inc.
9,760
0.0
8,514
(1)
Relay Therapeutics,
Inc.
22,307
0.0
7,997
(1)
Renovaro, Inc.
4,344
0.0
4,623
(1)
Replimune Group, Inc.
45,074
0.0
11,355
(1)
Revolution Medicines,
Inc.
401,513
0.3
3,634
(1)
Rhythm
Pharmaceuticals, Inc.
192,493
0.1
1,210
(1)
Rigel Pharmaceuticals,
Inc.
21,768
0.0
5,075
(1)
Rocket
Pharmaceuticals, Inc.
33,850
0.0
2,464
(1)
RxSight, Inc.
62,216
0.0
3,692
(1)
Sage Therapeutics,
Inc.
29,351
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,271
(1)(2)
Sana Biotechnology,
Inc.
$ 15,575
0.0
8,654
(1)
Savara, Inc.
23,972
0.0
5,351
(1)
Scholar Rock Holding
Corp.
172,035
0.1
3,717
(1)
Schrodinger, Inc./
United States
73,374
0.1
7,211  Select Medical
Holdings Corp.
120,424
0.1
462
(1)
Semler Scientific, Inc.
16,724
0.0
1,133
(1)
Septerna, Inc.
6,560
0.0
2,212
(1)
Sera Prognostics, Inc.
- Class A
8,140
0.0
2,859
(1)
SI-BONE, Inc.
40,112
0.0
3,442
(1)
SIGA Technologies,
Inc.
18,862
0.0
2,333
(1)
Sight Sciences, Inc.
5,599
0.0
990
Simulations Plus, Inc.
24,275
0.0
1,872
(1)
Skye Bioscience, Inc.
2,976
0.0
1,702
(1)
Soleno Therapeutics,
Inc.
121,608
0.1
1,557
(1)(2)
Solid Biosciences, Inc.
5,761
0.0
4,565
(1)
SpringWorks
Therapeutics, Inc.
201,453
0.1
2,657
(1)
Spyre Therapeutics,
Inc.
42,871
0.0
3,313
(1)
STAAR Surgical Co.
58,408
0.0
21,070
(1)
Standard BioTools, Inc.
22,756
0.0
2,552
(1)
Stoke Therapeutics,
Inc.
16,971
0.0
6,137
(1)(2)
Summit Therapeutics,
Inc.
118,383
0.1
3,366
(1)
Supernus
Pharmaceuticals, Inc.
110,236
0.1
5,096
(1)
Surgery Partners, Inc.
121,030
0.1
832
(1)
Surmodics, Inc.
25,401
0.0
5,838
(1)
Sutro Biopharma, Inc.
3,798
0.0
5,471
(1)
Syndax
Pharmaceuticals, Inc.
67,211
0.1
1,760
(1)
Tactile Systems
Technology, Inc.
23,267
0.0
8,786
(1)
Talkspace, Inc.
22,492
0.0
4,379
(1)
Tandem Diabetes
Care, Inc.
83,902
0.1
3,466
(1)
Tango Therapeutics,
Inc.
4,748
0.0
2,481
(1)
Tarsus
Pharmaceuticals, Inc.
127,449
0.1
12,331
(1)
Taysha Gene
Therapies, Inc.
17,140
0.0
11,450
(1)
Teladoc Health, Inc.
91,142
0.1
1,512
(1)
Telomir
Pharmaceuticals, Inc.
4,884
0.0
5,143
(1)
Terns Pharmaceuticals,
Inc.
14,195
0.0
9,303
(1)
TG Therapeutics, Inc.
366,817
0.2
2,820
(1)
Theravance
Biopharma, Inc.
25,183
0.0
1,363
(1)
Third Harmonic Bio,
Inc.
4,730
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,641
(1)(2)
Tourmaline Bio, Inc.
$ 24,960
0.0
2,175
(1)
TransMedics Group,
Inc.
146,334
0.1
5,598
(1)
Travere Therapeutics,
Inc.
100,316
0.1
3,373
(1)
Treace Medical
Concepts, Inc.
28,299
0.0
5,062
(1)
Trevi Therapeutics,
Inc.
31,840
0.0
3,915
(1)
Twist Bioscience Corp.
153,703
0.1
1,361
(1)
Tyra Biosciences, Inc.
12,657
0.0
485
(1)
UFP Technologies, Inc.
97,829
0.1
1,115
(1)
Upstream Bio, Inc.
6,824
0.0
2,738
(1)(2)
UroGen Pharma Ltd.
30,282
0.0
1,018  US Physical Therapy,
Inc.
73,662
0.1
3,964
(1)
Vanda
Pharmaceuticals, Inc.
18,195
0.0
2,708
(1)
Varex Imaging Corp.
31,413
0.0
8,265
(1)
Vaxcyte, Inc.
312,086
0.2
4,133
(1)
Ventyx Biosciences,
Inc.
4,753
0.0
3,011
(1)
Vera Therapeutics, Inc.
72,324
0.1
5,154
(1)
Veracyte, Inc.
152,816
0.1
2,550
(1)
Verastem, Inc.
15,376
0.0
3,270
(1)
Vericel Corp.
145,907
0.1
4,886
(1)
Verve Therapeutics,
Inc.
22,329
0.0
2,719
(1)
Viemed Healthcare,
Inc.
19,794
0.0
6,124
(1)
Vir Biotechnology, Inc.
39,684
0.0
4,943
(1)
Viridian Therapeutics,
Inc.
66,632
0.1
3,320
(1)
Voyager Therapeutics,
Inc.
11,222
0.0
6,450
(1)
WaVe Life Sciences
Ltd.
52,116
0.0
5,229
(1)
Waystar Holding Corp.
195,355
0.1
19,200
(1)
X4 Pharmaceuticals,
Inc.
4,539
0.0
1,554
(1)
XBiotech, Inc.
5,035
0.0
4,535
(1)
Xencor, Inc.
48,252
0.0
9,380
(1)
Xeris Biopharma
Holdings, Inc.
51,496
0.0
623
(1)
XOMA Corp.
12,416
0.0
2,602
(1)(2)
Y-mAbs Therapeutics,
Inc.
11,527
0.0
1,174
(1)
Zenas Biopharma, Inc.
9,275
0.0
4,148
(1)
Zentalis
Pharmaceuticals, Inc.
6,595
0.0
3,796
(1)
Zevra Therapeutics,
Inc.
28,432
0.0
2,100
(1)
Zimvie, Inc.
22,680
0.0
4,064
(1)
Zura Bio Ltd.
5,243
0.0
3,749
(1)
Zymeworks, Inc.
44,651
0.0
26,830,049
16.3
Industrials: 16.6%
8,997
(1)
3D Systems Corp.
19,074
0.0
2,331
(1)
AAR Corp.
130,513
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,122
ABM Industries, Inc.
$ 195,218
0.1
6,558
ACCO Brands Corp.
27,478
0.0
9,781
(1)
ACV Auctions, Inc.
- Class A
137,814
0.1
1,856
(1)
AeroVironment, Inc.
221,217
0.1
2,675
(1)
AerSale Corp.
20,036
0.0
3,415
(1)
Air Transport Services
Group, Inc.
76,633
0.1
680
Alamo Group, Inc.
121,183
0.1
2,088  Albany International
Corp. - Class A
144,156
0.1
27,716
Alight, Inc. - Class A
164,356
0.1
1,047
Allegiant Travel Co.
54,078
0.0
1,096
Allient, Inc.
24,090
0.0
2,176
(2)
Alta Equipment Group,
Inc.
10,205
0.0
2,234
(1)
Ameresco, Inc. - Class
A
26,987
0.0
2,344
(1)
American
Superconductor Corp.
42,520
0.0
1,056
(1)
American Woodmark
Corp.
62,124
0.0
1,472  Apogee Enterprises,
Inc.
68,198
0.0
2,560  Applied Industrial
Technologies, Inc.
576,870
0.4
1,550
ArcBest Corp.
109,399
0.1
21,451
(1)
Archer Aviation, Inc.
- Class A
152,517
0.1
3,229
Arcosa, Inc.
249,020
0.2
842
Argan, Inc.
110,445
0.1
1,810  Aris Water Solutions,
Inc. - Class A
57,992
0.0
10,352
(1)
Array Technologies,
Inc.
50,414
0.0
2,846
(1)
ASGN, Inc.
179,355
0.1
1,600
Astec Industries, Inc.
55,120
0.0
1,954
(1)
Astronics Corp.
47,228
0.0
1,779
(1)
Asure Software, Inc.
16,989
0.0
2,288
Atkore, Inc.
137,257
0.1
1,957
AZZ, Inc.
163,625
0.1
1,859  Barrett Business
Services, Inc.
76,498
0.1
4,117
(1)
Beacon Roofing
Supply, Inc.
509,273
0.3
1,814
(1)
BlackSky Technology,
Inc.
14,022
0.0
3,934
(1)
Blade Air Mobility, Inc.
10,740
0.0
6,577
(1)(2)
Blink Charging Co.
6,036
0.0
13,387
(1)
Bloom Energy Corp.
- Class A
263,188
0.2
2,159
(1)
Blue Bird Corp.
69,887
0.1
583
(1)
BlueLinx Holdings, Inc.
43,713
0.0
2,544
Boise Cascade Co.
249,541
0.2
988
(1)
Bowman Consulting
Group Ltd.
21,568
0.0
4,009
(1)
BrightView Holdings,
Inc.
51,476
0.0
2,913
Brink's Co.
250,984
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,986  Brookfield Business
Corp. - Class A
$ 52,867
0.0
1,226
(1)
Byrna Technologies,
Inc.
20,646
0.0
1,773
Cadre Holdings, Inc.
52,499
0.0
4,168
(1)
Casella Waste
Systems, Inc. - Class A
464,774
0.3
3,194
(1)
CBIZ, Inc.
242,297
0.2
1,997
(1)
CECO Environmental
Corp.
45,532
0.0
1,266
(1)
Centuri Holdings, Inc.
20,750
0.0
28,156
(1)(2)
ChargePoint Holdings,
Inc.
17,034
0.0
2,857
(1)
Chart Industries, Inc.
412,437
0.3
1,146
(1)
Cimpress PLC
51,834
0.0
1,972  Columbus McKinnon
Corp.
33,386
0.0
1,915  Concrete Pumping
Holdings, Inc.
10,456
0.0
11,147
(1)
Conduent, Inc.
30,097
0.0
3,081
(1)
Construction Partners,
Inc. - Class A
221,431
0.1
7,243
(1)
CoreCivic, Inc.
146,960
0.1
3,472
Costamare, Inc.
34,164
0.0
1,255  Covenant Logistics
Group, Inc.
27,861
0.0
456
CRA International, Inc.
78,979
0.1
1,115
CSW Industrials, Inc.
325,045
0.2
3,651
(1)
Custom Truck One
Source, Inc.
15,407
0.0
2,986
Deluxe Corp.
47,209
0.0
877
(1)
Distribution Solutions
Group, Inc.
24,556
0.0
1,661  Douglas Dynamics,
Inc.
38,585
0.0
4,071
(1)
Driven Brands
Holdings, Inc.
69,777
0.1
947
(1)
Ducommun, Inc.
54,954
0.0
840
(1)
DXP Enterprises, Inc.
69,098
0.1
1,889
(1)
Dycom Industries, Inc.
287,770
0.2
3,906
(1)
Energy Recovery, Inc.
62,066
0.0
7,516
(1)(2)
Energy Vault Holdings,
Inc.
5,227
0.0
3,658  Enerpac Tool Group
Corp.
164,098
0.1
2,625
EnerSys
240,397
0.2
1,917
Ennis, Inc.
38,513
0.0
10,916
(1)(2)
Enovix Corp.
80,123
0.1
1,393
EnPro Industries, Inc.
225,373
0.1
5,338
(1)
Enviri Corp.
35,498
0.0
1,725  ESCO Technologies,
Inc.
274,482
0.2
4,009
(1)(2)
Eve Holding, Inc.
13,310
0.0
3,349
Exponent, Inc.
271,470
0.2
3,983
Federal Signal Corp.
292,950
0.2
4,135
(1)
First Advantage Corp.
58,262
0.0
4,756
(1)
FiscalNote Holdings,
Inc.
3,843
0.0
4,177
(1)(2)
Fluence Energy, Inc.
20,258
0.0
11,356
(1)
Fluor Corp.
406,772
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,176
(1)
Forrester Research,
Inc.
$ 10,866
0.0
1,711
(1)
Forward Air Corp.
34,374
0.0
876
(1)
Franklin Covey Co.
24,195
0.0
3,004  Franklin Electric Co.,
Inc.
282,016
0.2
7,447
(1)(2)
Freyr Battery, Inc.
9,383
0.0
3,058
(1)
Frontier Group
Holdings, Inc.
13,272
0.0
6,778
FTAI Aviation Ltd.
752,561
0.5
7,006  FTAI Infrastructure,
Inc.
31,737
0.0
1,232
(1)(2)
FuelCell Energy, Inc.
5,655
0.0
2,401
GATX Corp.
372,803
0.2
3,015  Genco Shipping &
Trading Ltd.
40,280
0.0
8,469
(1)
GEO Group, Inc.
247,379
0.2
2,054
(1)
Gibraltar Industries,
Inc.
120,488
0.1
1,119
Global Industrial Co.
25,066
0.0
2,585
(1)
GMS, Inc.
189,144
0.1
8,156
(2)
Golden Ocean Group
Ltd.
65,085
0.0
1,586
Gorman-Rupp Co.
55,669
0.0
18,458
(1)
GrafTech International
Ltd.
16,140
0.0
765
(1)
Graham Corp.
22,047
0.0
2,901  Granite Construction,
Inc.
218,735
0.1
4,630
(1)
Great Lakes Dredge &
Dock Corp.
40,281
0.0
2,040
Greenbrier Cos., Inc.
104,489
0.1
2,618
Griffon Corp.
187,187
0.1
2,128  H&E Equipment
Services, Inc.
201,713
0.1
5,097
(1)
Healthcare Services
Group, Inc.
51,378
0.0
3,575  Heartland Express,
Inc.
32,961
0.0
1,403  Heidrick & Struggles
International, Inc.
60,090
0.0
2,302  Helios Technologies,
Inc.
73,871
0.1
1,866
Herc Holdings, Inc.
250,548
0.2
8,512
(1)(2)
Hertz Global Holdings,
Inc.
33,537
0.0
4,733
Hillenbrand, Inc.
114,255
0.1
13,356
(1)
Hillman Solutions
Corp.
117,399
0.1
2,775
Himalaya Shipping Ltd.
15,207
0.0
3,146
HNI Corp.
139,525
0.1
3,976  Hub Group, Inc.
- Class A
147,788
0.1
3,334
(1)
Hudson Technologies,
Inc.
20,571
0.0
1,182
(1)
Huron Consulting
Group, Inc.
169,558
0.1
9,374
(1)
Hyliion Holdings Corp.
13,124
0.0
825  Hyster-Yale Materials
Handling, Inc.
34,270
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,241
ICF International, Inc.
$ 105,448
0.1
547
(1)
IES Holdings, Inc.
90,315
0.1
1,804
(1)
Innodata, Inc.
64,764
0.0
2,378
Insperity, Inc.
212,189
0.1
1,336
Insteel Industries, Inc.
35,137
0.0
3,859
Interface, Inc.
76,563
0.1
2,798
(1)(2)
Intuitive Machines, Inc.
20,845
0.0
9,338
(1)
Janus International
Group, Inc.
67,234
0.0
5,829
(1)
JELD-WEN Holding,
Inc.
34,799
0.0
20,745
(1)
JetBlue Airways Corp.
99,991
0.1
28,746
(1)(2)
Joby Aviation, Inc.
173,051
0.1
3,129  John Bean
Technologies Corp.
382,364
0.2
774
Kadant, Inc.
260,768
0.2
2,294  Kelly Services, Inc.
- Class A
30,212
0.0
5,116
Kennametal, Inc.
108,971
0.1
1,270
Kforce, Inc.
62,090
0.0
3,390
Korn Ferry
229,944
0.1
9,811
(1)
Kratos Defense &
Security Solutions, Inc.
291,289
0.2
12,761
(1)
LanzaTech Global, Inc.
3,089
0.0
8,466
(1)
Legalzoom.com, Inc.
72,892
0.1
4,929
Leonardo DRS, Inc.
162,066
0.1
688
(1)
Limbach Holdings, Inc.
51,235
0.0
743
Lindsay Corp.
94,004
0.1
1,458
(1)
Liquidity Services, Inc.
45,213
0.0
2,086
LSI Industries, Inc.
35,462
0.0
2,121
Luxfer Holdings PLC
25,155
0.0
2,639
(1)
Manitowoc Co., Inc.
22,669
0.0
4,124
Marten Transport Ltd.
56,581
0.0
8,473
(1)
Masterbrand, Inc.
110,657
0.1
1,975
(1)
Matrix Service Co.
24,549
0.0
2,194
Matson, Inc.
281,205
0.2
2,035  Matthews International
Corp. - Class A
45,258
0.0
1,132
(1)
Mayville Engineering
Co., Inc.
15,203
0.0
1,635
McGrath RentCorp
182,139
0.1
3,458
(1)
Mercury Systems, Inc.
149,005
0.1
794
Miller Industries, Inc.
33,642
0.0
4,592
MillerKnoll, Inc.
87,891
0.1
2,172
(1)
Montrose
Environmental Group,
Inc.
30,973
0.0
1,856
Moog, Inc. - Class A
321,738
0.2
5,803
(1)
MRC Global, Inc.
66,618
0.0
7,454
Mueller Industries, Inc.
567,548
0.4
10,272  Mueller Water
Products, Inc. - Class A
261,114
0.2
1,065
(1)
MYR Group, Inc.
120,441
0.1
1,638
(1)(2)
NANO Nuclear Energy,
Inc.
43,341
0.0
384  National Presto
Industries, Inc.
33,757
0.0
1,648
(1)
Net Power, Inc.
4,334
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
9,615
(1)
Nextracker, Inc. - Class
A
$ 405,176
0.3
3,745
(1)
NN, Inc.
8,464
0.0
719
(1)
Northwest Pipe Co.
29,695
0.0
7,117
(1)
NOW, Inc.
121,558
0.1
6,005
(1)(2)
NuScale Power Corp.
85,031
0.1
3,927
(1)
NV5 Global, Inc.
75,673
0.1
7,107
(1)
OPENLANE, Inc.
137,023
0.1
2,447
(1)
Orion Group Holdings,
Inc.
12,798
0.0
1,592
Park Aerospace Corp.
21,412
0.0
863  Park-Ohio Holdings
Corp.
18,641
0.0
5,852
(1)
Performant Financial
Corp.
17,322
0.0
1,131
(1)
Perma-Fix
Environmental
Services, Inc.
8,222
0.0
10,902
Pitney Bowes, Inc.
98,663
0.1
14,741
(1)
Planet Labs PBC
49,825
0.0
54,563
(1)(2)
Plug Power, Inc.
73,660
0.1
619
Powell Industries, Inc.
105,434
0.1
187  Preformed Line
Products Co.
26,197
0.0
3,539  Primoris Services
Corp.
203,174
0.1
1,116
(1)
Proficient Auto
Logistics, Inc.
9,341
0.0
1,722
(1)
Proto Labs, Inc.
60,339
0.0
2,225
Quad/Graphics, Inc.
12,126
0.0
3,161  Quanex Building
Products Corp.
58,763
0.0
3,039
(1)
Radiant Logistics, Inc.
18,690
0.0
1,605
(1)
Redwire Corp.
13,305
0.0
9,722
(1)
Resideo Technologies,
Inc.
172,079
0.1
179
(1)
Resolute Holdings
Management, Inc.
5,610
0.0
2,509  Resources Connection,
Inc.
16,409
0.0
3,457
REV Group, Inc.
109,241
0.1
23,507
(1)
Rocket Lab USA, Inc.
420,305
0.3
4,221  Rush Enterprises, Inc.
- Class A
225,444
0.1
442  Rush Enterprises, Inc.
- Class B
24,982
0.0
10,563
(1)
RXO, Inc.
201,753
0.1
12,409
(1)
SES AI Corp.
6,461
0.0
11,381
(1)
Shoals Technologies
Group, Inc. - Class A
37,785
0.0
2,519
Shyft Group, Inc.
20,379
0.0
2,635
(1)
SkyWest, Inc.
230,220
0.1
1,451
(1)
Spire Global, Inc.
11,739
0.0
2,999
(1)
SPX Technologies, Inc.
386,211
0.2
790  Standex International
Corp.
127,498
0.1
6,330  Steelcase, Inc. - Class
A
69,377
0.1
1,978
(1)
Sterling Infrastructure,
Inc.
223,929
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,726
(1)
Sun Country Airlines
Holdings, Inc.
$ 33,584
0.0
14,654
(1)(2)
Sunrun, Inc.
85,872
0.1
215
(1)(2)
Taylor Devices, Inc.
6,938
0.0
1,499
Tecnoglass, Inc.
107,253
0.1
1,269
Tennant Co.
101,203
0.1
4,384
Terex Corp.
165,628
0.1
2,320
(1)
Thermon Group
Holdings, Inc.
64,612
0.0
3,611
(1)
Titan International, Inc.
30,296
0.0
1,557
(1)
Titan Machinery, Inc.
26,531
0.0
631
(1)
Transcat, Inc.
46,978
0.0
2,124
TriNet Group, Inc.
168,306
0.1
5,444
Trinity Industries, Inc.
152,759
0.1
4,875
(1)
Triumph Group, Inc.
123,532
0.1
2,499
(1)
TrueBlue, Inc.
13,270
0.0
2,909
(1)
Tutor Perini Corp.
67,431
0.0
3,964
UFP Industries, Inc.
424,307
0.3
1,000
UniFirst Corp.
174,000
0.1
519  Universal Logistics
Holdings, Inc.
13,619
0.0
8,313
(1)
Upwork, Inc.
108,485
0.1
1,097
(1)
V2X, Inc.
53,808
0.0
10,939
(1)
Verra Mobility Corp.
246,237
0.2
1,387
(1)
Viad Corp.
49,086
0.0
1,538
(1)
Vicor Corp.
71,948
0.1
810
Virco Mfg. Corp.
7,663
0.0
1,575
(1)(2)
Virgin Galactic
Holdings, Inc.
4,772
0.0
1,168
VSE Corp.
140,148
0.1
2,932
Wabash National Corp.
32,399
0.0
1,827  Watts Water
Technologies, Inc.
- Class A
372,562
0.2
4,007  Werner Enterprises,
Inc.
117,405
0.1
6,557
(1)
Wheels Up
Experience, Inc.
6,623
0.0
917
(1)
Willdan Group, Inc.
37,340
0.0
201  Willis Lease Finance
Corp.
31,752
0.0
2,849
(1)
WNS Holdings Ltd.
175,185
0.1
2,914
(1)
Xometry, Inc. - Class A
72,617
0.1
9,614  Zurn Elkay Water
Solutions Corp.
317,070
0.2
27,357,657
16.6
Information Technology: 12.6%
9,407
(1)
8x8, Inc.
18,814
0.0
1,900
(1)
908 Devices, Inc.
8,512
0.0
4,786
A10 Networks, Inc.
78,203
0.1
7,033
(1)
ACI Worldwide, Inc.
384,775
0.2
3,427
(1)
ACM Research, Inc.
- Class A
79,986
0.1
7,335
Adeia, Inc.
96,969
0.1
5,329
(1)
ADTRAN Holdings,
Inc.
46,469
0.0
2,469  Advanced Energy
Industries, Inc.
235,320
0.2
2,013
(1)(2)
Aehr Test Systems
14,675
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,702
(1)
Aeva Technologies,
Inc.
$ 11,914
0.0
1,504
(1)
Agilysys, Inc.
109,100
0.1
3,141
(1)
Alarm.com Holdings,
Inc.
174,797
0.1
4,023
(1)
Alkami Technology,
Inc.
105,604
0.1
1,612
(1)
Alpha & Omega
Semiconductor Ltd.
40,074
0.0
2,542
(1)
Ambarella, Inc.
127,939
0.1
2,236  American Software,
Inc. - Class A
31,885
0.0
5,380
(1)
Amplitude, Inc. - Class
A
54,822
0.0
2,715
(1)
Appian Corp. - Class A
78,219
0.1
13,176
(1)(2)
Applied Digital Corp.
74,049
0.1
2,852
(1)
Applied
Optoelectronics, Inc.
43,778
0.0
6,626
(1)
Arlo Technologies, Inc.
65,399
0.0
2,162
(1)
Arteris, Inc.
14,939
0.0
5,410
(1)
Asana, Inc. - Class A
78,824
0.1
506
(1)
AudioEye, Inc.
5,617
0.0
64,033
(1)
Aurora Innovation, Inc.
430,622
0.3
8,625
(1)
AvePoint, Inc.
124,545
0.1
825
(1)
Aviat Networks, Inc.
15,815
0.0
2,154
(1)
Axcelis Technologies,
Inc.
106,989
0.1
3,203
(1)
Backblaze, Inc. - Class
A
15,470
0.0
1,957
Badger Meter, Inc.
372,319
0.2
820  Bel Fuse, Inc. - Class
B
61,385
0.0
2,682
Belden, Inc.
268,870
0.2
2,410  Benchmark
Electronics, Inc.
91,652
0.1
6,686
(1)(2)
BigBear.ai Holdings,
Inc.
19,122
0.0
4,948
(1)
BigCommerce
Holdings, Inc.
28,500
0.0
8,301
(1)(2)
Bit Digital, Inc.
16,768
0.0
2,636
(1)
Blackbaud, Inc.
163,564
0.1
3,845
(1)
Blackline, Inc.
186,175
0.1
16,054
(1)
Blend Labs, Inc.
- Class A
53,781
0.0
9,315
(1)
Box, Inc. - Class A
287,461
0.2
4,357
(1)
Braze, Inc. - Class A
157,201
0.1
7,395
(1)(2)
C3.ai, Inc. - Class A
155,665
0.1
3,953
(1)
Calix, Inc.
140,094
0.1
2,840
(1)
Cerence, Inc.
22,436
0.0
1,586
(1)
CEVA, Inc.
40,617
0.0
13,648
(1)
Cipher Mining, Inc.
31,390
0.0
18,298
(1)(2)
Cleanspark, Inc.
122,963
0.1
5,883  Clear Secure, Inc.
- Class A
152,429
0.1
862
(1)
Clearfield, Inc.
25,619
0.0
12,466
(1)
Clearwater Analytics
Holdings, Inc. - Class A
334,089
0.2
296  Climb Global
Solutions, Inc.
32,785
0.0
3,181
(1)
Cohu, Inc.
46,792
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
14,256
(1)
CommScope Holding
Co., Inc.
$ 75,699
0.1
2,904
(1)
CommVault Systems,
Inc.
458,135
0.3
1,690  CompoSecure, Inc.
- Class A
18,370
0.0
1,281
(1)
Consensus Cloud
Solutions, Inc.
29,565
0.0
11,829
(1)
Core Scientific, Inc.
85,642
0.1
3,013
(1)
Corsair Gaming, Inc.
26,695
0.0
2,752
(1)
Couchbase, Inc.
43,344
0.0
361
(1)
CPI Card Group, Inc.
10,530
0.0
9,454
(1)
Credo Technology
Group Holding Ltd.
379,673
0.2
2,735
(1)
CS Disco, Inc.
11,186
0.0
1,943  CSG Systems
International, Inc.
117,493
0.1
2,081
CTS Corp.
86,466
0.1
2,798
(1)
Daktronics, Inc.
34,080
0.0
540
(1)
Dave, Inc.
44,636
0.0
1,705
(1)
Diebold Nixdorf, Inc.
74,543
0.1
2,443
(1)
Digi International, Inc.
67,989
0.0
1,133
(1)
Digimarc Corp.
14,525
0.0
6,605
(1)
Digital Turbine, Inc.
17,933
0.0
4,398
(1)
DigitalOcean Holdings,
Inc.
146,849
0.1
3,029
(1)
Diodes, Inc.
130,762
0.1
2,614
(1)
Domo, Inc. - Class B
20,285
0.0
12,170
(1)(2)
D-Wave Quantum, Inc.
92,492
0.1
14,597
(1)
E2open Parent
Holdings, Inc.
29,194
0.0
4,080
(1)
Eastman Kodak Co.
25,786
0.0
3,477
(1)
Enfusion, Inc. - Class A
38,769
0.0
1,751
(1)
ePlus, Inc.
106,864
0.1
2,000
(1)
EverCommerce, Inc.
20,160
0.0
4,311
EVERTEC, Inc.
158,515
0.1
9,145
(1)
Evolv Technologies
Holdings, Inc.
28,532
0.0
10,479
(1)
ExlService Holdings,
Inc.
494,714
0.3
8,585
(1)
Extreme Networks, Inc.
113,580
0.1
2,428
(1)
Fannie Mae
479,554
0.3
1,322
(1)
FARO Technologies,
Inc.
36,091
0.0
8,826
(1)
Fastly, Inc. - Class A
55,869
0.0
5,130
(1)
FormFactor, Inc.
145,128
0.1
13,681
(1)
Freshworks, Inc.
- Class A
193,039
0.1
4,077
(1)
Grid Dynamics
Holdings, Inc.
63,805
0.0
1,833
Hackett Group, Inc.
53,560
0.0
7,358
(1)
Harmonic, Inc.
70,563
0.1
5,384
(1)
Hut 8 Corp.
62,562
0.0
1,604
(1)
I3 Verticals, Inc.
- Class A
39,571
0.0
2,261
(1)
Ichor Holdings Ltd.
51,121
0.0
1,986
Immersion Corp.
15,054
0.0
1,520
(1)
Impinj, Inc.
137,864
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,377
(1)(2)
indie Semiconductor,
Inc. - Class A
$ 23,152
0.0
1,804
(1)
Insight Enterprises,
Inc.
270,582
0.2
3,547
(1)
Intapp, Inc.
207,074
0.1
1,681
InterDigital, Inc.
347,547
0.2
13,545
(1)
IonQ, Inc.
298,938
0.2
2,994
(1)
Itron, Inc.
313,651
0.2
5,626
(1)
Jamf Holding Corp.
68,356
0.0
6,810
(1)
Kaltura, Inc.
12,803
0.0
1,931
(1)
Kimball Electronics,
Inc.
31,765
0.0
5,884
(1)
Knowles Corp.
89,437
0.1
3,505  Kulicke & Soffa
Industries, Inc.
115,595
0.1
703
(1)
Life360, Inc.
26,988
0.0
8,795
(1)
Lightwave Logic, Inc.
9,015
0.0
4,320
(1)
LiveRamp Holdings,
Inc.
112,925
0.1
22,678
(1)(2)
Marathon Digital
Holdings, Inc.
260,797
0.2
3,754
Maximus, Inc.
255,985
0.2
5,344
(1)
MaxLinear, Inc.
58,036
0.0
2,330
(1)
MeridianLink, Inc.
43,175
0.0
2,623  Methode Electronics,
Inc.
16,735
0.0
13,823
(1)(2)
MicroVision, Inc.
17,141
0.0
13,737
(1)
Mirion Technologies,
Inc.
199,186
0.1
3,157
(1)
Mitek Systems, Inc.
26,045
0.0
5,095
(1)
N-able, Inc.
36,124
0.0
2,360  Napco Security
Technologies, Inc.
54,327
0.0
8,926
(1)(2)
Navitas Semiconductor
Corp.
18,298
0.0
4,856
(1)
NCR Atleos Corp.
128,101
0.1
9,747
(1)
NCR Corp.
95,033
0.1
1,907
(1)
NETGEAR, Inc.
46,645
0.0
4,671
(1)
NetScout Systems,
Inc.
98,138
0.1
5,350
(1)
NextNav, Inc.
65,109
0.0
3,345
(1)
nLight, Inc.
25,991
0.0
2,385
(1)
Novanta, Inc.
304,970
0.2
379
NVE Corp.
24,157
0.0
7,316
(1)
Olo, Inc. - Class A
44,189
0.0
2,599
OneSpan, Inc.
39,635
0.0
1,049
(1)
OSI Systems, Inc.
203,863
0.1
3,184
(1)
Ouster, Inc.
28,592
0.0
2,447
(1)(2)
Pagaya Technologies
Ltd. - Class A
25,645
0.0
5,896
(1)
PagerDuty, Inc.
107,720
0.1
2,242
(1)
PAR Technology Corp.
137,524
0.1
821
PC Connection, Inc.
51,247
0.0
2,163
(1)
PDF Solutions, Inc.
41,335
0.0
4,159
(1)
Photronics, Inc.
86,341
0.1
1,780
(1)
Plexus Corp.
228,071
0.1
5,307
(1)
Porch Group, Inc.
38,688
0.0
3,751  Power Integrations,
Inc.
189,425
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,714
(1)
Powerfleet, Inc. NJ
$ 36,860
0.0
2,835  Progress Software
Corp.
146,031
0.1
3,128
(1)
PROS Holdings, Inc.
59,526
0.0
3,891
(1)
Q2 Holdings, Inc.
311,319
0.2
2,461
(1)
Qualys, Inc.
309,914
0.2
4,796
(1)
Rackspace
Technology, Inc.
8,105
0.0
7,122
(1)
Rambus, Inc.
368,742
0.2
4,159
(1)
Rapid7, Inc.
110,255
0.1
800
Red Violet, Inc.
30,072
0.0
6,296
(1)
Repay Holdings Corp.
35,069
0.0
6,664
(1)
Ribbon
Communications, Inc.
26,123
0.0
12,595
(1)(2)
Rigetti Computing, Inc.
99,752
0.1
4,010
(1)
Rimini Street, Inc.
13,955
0.0
20,609
(1)
Riot Platforms, Inc.
146,736
0.1
1,272
(1)
Rogers Corp.
85,898
0.1
25,743
(1)
Sabre Corp.
72,338
0.1
3,554
(1)
Sanmina Corp.
270,744
0.2
2,137  Sapiens International
Corp. NV
57,891
0.0
1,615
(1)
ScanSource, Inc.
54,926
0.0
2,560
(1)
SEMrush Holdings,
Inc. - Class A
23,885
0.0
4,923
(1)
Semtech Corp.
169,351
0.1
2,124
(1)
Silicon Laboratories,
Inc.
239,099
0.2
1,237
(1)
SiTime Corp.
189,100
0.1
2,003
(1)
SkyWater Technology,
Inc.
14,201
0.0
3,495
(1)
SMART Global
Holdings, Inc.
60,708
0.0
13,578
(1)
SmartRent, Inc.
16,429
0.0
3,703
SolarWinds Corp.
68,246
0.0
21,553
(1)(2)
SoundHound AI, Inc.
- Class A
175,010
0.1
723
(1)
SoundThinking, Inc.
12,255
0.0
7,884
(1)
Sprinklr, Inc. - Class A
65,831
0.0
3,359
(1)
Sprout Social, Inc.
- Class A
73,864
0.1
2,500
(1)
SPS Commerce, Inc.
331,825
0.2
2,619
(1)
Synaptics, Inc.
166,883
0.1
4,015
(1)
Telos Corp.
9,556
0.0
7,899
(1)
Tenable Holdings, Inc.
276,307
0.2
17,835
(1)(2)
Terawulf, Inc.
48,690
0.0
6,754
(1)
TTM Technologies, Inc.
138,525
0.1
625
(1)(2)
Tucows, Inc. - Class A
10,550
0.0
1,093
(1)
Turtle Beach Corp.
15,597
0.0
3,007
(1)
Ultra Clean Holdings,
Inc.
64,380
0.0
4,802
(1)
Unisys Corp.
22,041
0.0
7,295
(1)
Varonis Systems, Inc.
295,083
0.2
3,748
(1)
Veeco Instruments,
Inc.
75,260
0.1
4,097
(1)
Verint Systems, Inc.
73,131
0.1
3,657
(1)
Vertex, Inc. - Class A
128,032
0.1
1,026
(1)
Viant Technology, Inc.
- Class A
12,733
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
8,223
(1)
Viasat, Inc.
$ 85,684
0.1
14,487
(1)
Viavi Solutions, Inc.
162,110
0.1
8,211  Vishay Intertechnology,
Inc.
130,555
0.1
916
(1)
Vishay Precision
Group, Inc.
22,066
0.0
2,709
(1)
Weave
Communications, Inc.
30,043
0.0
6,472
(1)
WM Technology, Inc.
7,313
0.0
3,399
(1)
Workiva, Inc.
258,018
0.2
7,661
(2)
Xerox Holdings Corp.
37,003
0.0
3,296
(1)
Xperi, Inc.
25,445
0.0
7,339
(1)
Yext, Inc.
45,208
0.0
11,875
(1)
Zeta Global Holdings
Corp. - Class A
161,025
0.1
20,801,982
12.6
Materials: 3.9%
1,859
AdvanSix, Inc.
42,106
0.0
730
(1)
Alpha Metallurgical
Resources, Inc.
91,433
0.1
2,189  American Vanguard
Corp.
9,632
0.0
10,421  Ardagh Metal
Packaging SA
31,471
0.0
2,046
(1)
Arq, Inc.
8,532
0.0
3,854
(1)(2)
ASP Isotopes, Inc.
18,075
0.0
4,136
(1)
Aspen Aerogels, Inc.
26,429
0.0
5,944
Avient Corp.
220,879
0.1
2,161
Balchem Corp.
358,726
0.2
3,516
Cabot Corp.
292,320
0.2
1,411  Caledonia Mining
Corp. PLC
17,623
0.0
3,204  Carpenter Technology
Corp.
580,501
0.4
3,532
(1)
Century Aluminum Co.
65,554
0.1
1,143
(1)
Clearwater Paper
Corp.
28,998
0.0
41,450
(1)
Coeur Mining, Inc.
245,384
0.2
7,551  Commercial Metals
Co.
347,422
0.2
2,474  Compass Minerals
International, Inc.
22,983
0.0
8,677
(1)
Constellium SE
87,551
0.1
800
(1)
Contango ORE, Inc.
8,168
0.0
5,095
(1)
Dakota Gold Corp.
13,502
0.0
8,009
(1)
Ecovyst, Inc.
49,656
0.0
1,935
Greif, Inc. - Class A
106,406
0.1
1,294
Hawkins, Inc.
137,060
0.1
3,587
HB Fuller Co.
201,302
0.1
39,441
Hecla Mining Co.
219,292
0.1
21,142
(1)
i-80 Gold Corp.
12,300
0.0
2,460
(1)
Ingevity Corp.
97,391
0.1
1,642
Innospec, Inc.
155,580
0.1
789
(1)
Intrepid Potash, Inc.
23,189
0.0
5,763
(1)
Ivanhoe Electric, Inc.
/ US
33,483
0.0
1,080
Kaiser Aluminum Corp.
65,470
0.1
3,772
(1)
Knife River Corp.
340,272
0.2
1,411
Koppers Holdings, Inc.
39,508
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,778
Kronos Worldwide, Inc.
$ 13,299
0.0
2,779
(1)
Lifezone Metals Ltd.
11,616
0.0
4,022
(1)
LSB Industries, Inc.
26,505
0.0
1,388
Materion Corp.
113,261
0.1
3,784
Mativ Holdings, Inc.
23,574
0.0
3,843
(1)
Metals Acquisition Ltd.
- Class A
36,662
0.0
2,124  Minerals Technologies,
Inc.
135,023
0.1
2,607
Myers Industries, Inc.
31,102
0.0
16,758
(1)
Novagold Resources,
Inc.
48,933
0.0
10,325
(1)
O-I Glass, Inc.
118,428
0.1
691
Olympic Steel, Inc.
21,780
0.0
3,938
Orion SA
50,918
0.0
2,722
Pactiv Evergreen, Inc.
49,023
0.0
9,079
(1)
Perimeter Solutions,
Inc.
91,426
0.1
2,861
(1)
Perpetua Resources
Corp.
30,584
0.0
1,361
(1)
Piedmont Lithium, Inc.
8,574
0.0
8,328
(1)(2)
PureCycle
Technologies, Inc.
57,630
0.1
913  Quaker Chemical
Corp.
112,856
0.1
2,235  Ramaco Resources,
Inc. - Class A
18,394
0.0
3,291
(1)
Ranpak Holdings Corp.
17,837
0.0
4,569
(1)
Rayonier Advanced
Materials, Inc.
26,272
0.0
1,872
Ryerson Holding Corp.
42,981
0.0
1,787  Schnitzer Steel
Industries, Inc. - Class
A
51,609
0.0
2,792  Sensient Technologies
Corp.
207,809
0.1
361
(1)
Smith-Midland Corp.
11,216
0.0
13,542
(1)
SSR Mining, Inc.
135,826
0.1
1,463
Stepan Co.
80,524
0.1
5,654
SunCoke Energy, Inc.
52,017
0.0
2,307
Sylvamo Corp.
154,730
0.1
2,972
(1)
TimkenSteel Corp.
39,706
0.0
2,733
TriMas Corp.
64,034
0.1
8,004
Tronox Holdings PLC
56,348
0.0
712  United States Lime &
Minerals, Inc.
62,927
0.1
3,439
Warrior Met Coal, Inc.
164,109
0.1
2,142  Worthington Industries,
Inc.
107,293
0.1
2,216
Worthington Steel, Inc.
56,131
0.0
6,329,155
3.9
Real Estate: 6.3%
7,741
Acadia Realty Trust
162,174
0.1
5,069  Alexander & Baldwin,
Inc.
87,339
0.1
168
Alexander's, Inc.
35,139
0.0
3,345  American Assets Trust,
Inc.
67,368
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
10,087  American Healthcare
REIT, Inc.
$ 305,636
0.2
7,186
(1)
Anywhere Real Estate,
Inc.
23,929
0.0
9,594  Apartment Investment
and Management Co.
- Class A
84,427
0.1
14,944  Apple Hospitality REIT,
Inc.
192,927
0.1
5,408  Armada Hoffler
Properties, Inc.
40,614
0.0
5,153  Braemar Hotels &
Resorts, Inc.
12,831
0.0
11,384  Brandywine Realty
Trust
50,773
0.0
12,441  Broadstone Net Lease,
Inc.
211,995
0.1
12,488
CareTrust REIT, Inc.
356,907
0.2
1,582  CBL & Associates
Properties, Inc.
42,050
0.0
1,169
Centerspace
75,693
0.1
3,808  Chatham Lodging
Trust
27,151
0.0
3,406
City Office REIT, Inc.
17,677
0.0
1,939  Community Healthcare
Trust, Inc.
35,212
0.0
24,464
(1)
Compass, Inc. - Class
A
213,571
0.1
7,395  COPT Defense
Properties
201,662
0.1
2,070  CTO Realty Growth,
Inc.
39,972
0.0
6,352  Curbline Properties
Corp.
153,655
0.1
15,194
(1)
Cushman & Wakefield
PLC
155,283
0.1
13,825  DiamondRock
Hospitality Co.
106,729
0.1
10,608  DigitalBridge Group,
Inc.
93,563
0.1
15,469  Diversified Healthcare
Trust
37,126
0.0
10,668
Douglas Emmett, Inc.
170,688
0.1
6,460  Easterly Government
Properties, Inc.
68,476
0.0
6,007
Elme Communities
104,522
0.1
9,355  Empire State Realty
Trust, Inc. - Class A
73,156
0.1
11,575  Essential Properties
Realty Trust, Inc.
377,808
0.2
5,533
(2)
eXp World Holdings,
Inc.
54,113
0.0
3,292  Farmland Partners,
Inc.
36,706
0.0
1,419
(1)
Forestar Group, Inc.
29,998
0.0
6,400  Four Corners Property
Trust, Inc.
183,680
0.1
1,192
(1)
FRP Holdings, Inc.
34,055
0.0
3,466
Getty Realty Corp.
108,070
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
3,093  Gladstone Commercial
Corp.
$ 46,333
0.0
2,650
Gladstone Land Corp.
27,878
0.0
4,462  Global Medical REIT,
Inc.
39,042
0.0
13,350
Global Net Lease, Inc.
107,334
0.1
9,509  Hudson Pacific
Properties, Inc.
28,052
0.0
14,927  Independence Realty
Trust, Inc.
316,900
0.2
5,111  Industrial Logistics
Properties Trust
17,582
0.0
1,870  Innovative Industrial
Properties, Inc.
101,148
0.1
5,233  InvenTrust Properties
Corp.
153,693
0.1
5,527
(2)
JBG SMITH Properties
89,040
0.1
7,896  Kennedy-Wilson
Holdings, Inc.
68,537
0.0
14,330  Kite Realty Group
Trust
320,562
0.2
19,078
L.P. Industrial Trust
165,025
0.1
3,041
LTC Properties, Inc.
107,803
0.1
16,583
Macerich Co.
284,730
0.2
1,728  Marcus & Millichap,
Inc.
59,530
0.0
2,922  National Health
Investors, Inc.
215,819
0.1
1,104
(1)
NET Lease Office
Properties
34,643
0.0
5,400
NetSTREIT Corp.
85,590
0.1
8,846  Newmark Group, Inc.
- Class A
107,656
0.1
1,952  NexPoint Diversified
Real Estate Trust
7,476
0.0
1,622  NexPoint Residential
Trust, Inc.
64,118
0.0
1,439  One Liberty Properties,
Inc.
37,802
0.0
41,988
(1)
Opendoor
Technologies, Inc.
42,828
0.0
4,541
Orion Office REIT, Inc.
9,718
0.0
9,486
Outfront Media, Inc.
153,104
0.1
13,173
Paramount Group, Inc.
56,644
0.0
2,670
Peakstone Realty Trust
33,642
0.0
7,950  Pebblebrook Hotel
Trust
80,533
0.1
8,140  Phillips Edison & Co.,
Inc.
297,029
0.2
8,509  Piedmont Office Realty
Trust, Inc. - Class A
62,711
0.0
2,879  Plymouth Industrial
REIT, Inc.
46,928
0.0
5,236
PotlatchDeltic Corp.
236,248
0.1
1,445
(1)
RE/MAX Holdings, Inc.
- Class A
12,095
0.0
7,017
(1)
Real Brokerage, Inc.
28,489
0.0
8,013
(1)
Redfin Corp.
73,800
0.1
10,163
RLJ Lodging Trust
80,186
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,156  RMR Group, Inc.
- Class A
$ 19,247
0.0
3,866
(2)
Ryman Hospitality
Properties, Inc.
353,507
0.2
15,605  Sabra Health Care
REIT, Inc.
272,619
0.2
3,594
Safehold, Inc.
67,280
0.0
1,007
Saul Centers, Inc.
36,322
0.0
11,404  Service Properties
Trust
29,764
0.0
3,283
SITE Centers Corp.
42,154
0.0
4,730
SL Green Realty Corp.
272,921
0.2
2,445
St Joe Co.
114,793
0.1
7,579  Summit Hotel
Properties, Inc.
41,002
0.0
13,351  Sunstone Hotel
Investors, Inc.
125,633
0.1
7,147  Tanger Factory Outlet
Centers, Inc.
241,497
0.2
1,675
(1)
Tejon Ranch Co.
26,549
0.0
6,537
Terreno Realty Corp.
413,269
0.3
5,074
UMH Properties, Inc.
94,884
0.1
16,287
Uniti Group, Inc.
82,086
0.1
1,016  Universal Health
Realty Income Trust
41,615
0.0
8,378
Urban Edge Properties
159,182
0.1
5,537
Veris Residential, Inc.
93,686
0.1
3,725
Whitestone REIT
54,273
0.0
6,907  Xenia Hotels &
Resorts, Inc.
81,226
0.1
10,436,432
6.3
Utilities: 3.1%
3,837
ALLETE, Inc.
252,091
0.2
5,253
(1)
Altus Power, Inc.
26,002
0.0
2,495  American States Water
Co.
196,307
0.1
5,204
Avista Corp.
217,891
0.1
4,716
Black Hills Corp.
286,025
0.2
7,963  Brookfield
Infrastructure Corp.
- Class A
288,181
0.2
3,022
(1)
Cadiz, Inc.
8,854
0.0
3,943  California Water
Service Group
191,078
0.1
1,535  Chesapeake Utilities
Corp.
197,140
0.1
1,198  Consolidated Water
Co. Ltd.
29,339
0.0
1,166  Genie Energy Ltd.
- Class B
17,548
0.0
11,531
(1)
Hawaiian Electric
Industries, Inc.
126,264
0.1
2,430
MGE Energy, Inc.
225,893
0.1
1,212
Middlesex Water Co.
77,689
0.1
4,627
(1)
Montauk Renewables,
Inc.
9,670
0.0
6,615  New Jersey Resources
Corp.
324,532
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
2,744  Northwest Natural
Holding Co.
$ 117,224
0.1
4,063
NorthWestern Corp.
235,126
0.1
3,728
ONE Gas, Inc.
281,800
0.2
3,832  Ormat Technologies,
Inc.
271,191
0.2
2,744
Otter Tail Corp.
220,535
0.1
5,936
PNM Resources, Inc.
317,457
0.2
6,706  Portland General
Electric Co.
299,088
0.2
1,843
(1)
Pure Cycle Corp.
19,296
0.0
2,247
SJW Group
122,888
0.1
4,072  Southwest Gas
Holdings, Inc.
292,370
0.2
3,767
Spire, Inc.
294,768
0.2
11,728
(1)
Sunnova Energy
International, Inc.
4,363
0.0
1,195
Unitil Corp.
68,940
0.0
1,197
York Water Co.
41,512
0.0
5,061,062
3.1
Total Common Stock
(Cost $144,034,921)
160,269,420
97.3
RIGHTS: 0.0%
Health Care: 0.0%
18,730
(3)(4)
Cartesian
Therapeutics, Inc. CVR
3,371
0.0
8,741
(3)(4)
Chinook Therapeutics,
Inc. CVR
3,409
0.0
3,559
(3)(4)
Inhibrx, Inc. CVR
14,628
0.0
21,408
0.0
Total Rights
(Cost $—)
21,408
0.0
WARRANTS: 0.0%
Health Care: 0.0%
165
Pulse Biosciences, Inc.
708
0.0
Total Warrants
(Cost $—)
708
0.0
Total Long-Term
Investments
(Cost $144,034,921)
160,291,536
97.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 5.8%
Time Deposits: 0.4%
120,000
(5)
Canadian Imperial
Bank Of Commerce,
4.320
%,
04/01/2025 120,000
0.1
120,000
(5)
Credit Agricole
Corporate And
Investment Bank,
4.310
%,
04/01/2025 120,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
110,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
04/01/2025 $ 110,000
0.0
120,000
(5)
Mizuho Bank Ltd.,
4.330
%,
04/01/2025 120,000
0.1
130,000
(5)
Royal Bank Of
Canada,
4.330
%,
04/01/2025 130,000
0.1
120,000
(5)
Societe Generale,
4.320
%,
04/01/2025 120,000
0.0
Total Time Deposits
(Cost $720,000)
720,000
0.4
Repurchase Agreements: 3.1%
1,348,792
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,348,953,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,375,768, due
04/10/25-03/01/55)
1,348,792
0.8
1,348,792
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,348,953,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,375,768, due
06/01/28-02/01/55)
1,348,792
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
27,029
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase Amount
$27,032, collateralized
by various U.S.
Government
Securities, 0.000%-
1.500%, Market
Value plus accrued
interest $27,570, due
02/15/27-02/15/55)
$ 27,029
0.0
963,168
(5)
JPMorgan Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $963,283,
collateralized
by various U.S.
Government
Securities, 2.375%-
4.625%, Market
Value plus accrued
interest $982,431, due
02/15/42-02/15/55)
963,168
0.6
1,348,792
(5)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,348,953,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,375,768, due
04/10/25-12/15/66)
1,348,792
0.8
Total Repurchase
Agreements
(Cost $5,036,573)
5,036,573
3.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 2.3%
3,847,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $3,847,000) $ 3,847,000 2.3
Total Short-Term
Investments
(Cost $9,603,573)
$ 9,603,573
5.8
Total Investments in
Securities
(Cost $153,638,494) $ 169,895,109 103.1
Liabilities in Excess
of Other Assets (5,083,636) (3.1)
Net Assets $ 164,811,473 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2025, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 160,269,420 $ — $ — $ 160,269,420
Rights — — 21,408 21,408
Warrants — 708 — 708
Short-Term Investments 3,847,000 5,756,573 — 9,603,573
Total Investments, at fair value $ 164,116,420 $ 5,757,281 $ 21,408 $ 169,895,109
Liabilities Table
Other Financial Instruments+
Futures $ (19,812) $ — $ — $ (19,812)
Total Liabilities $ (19,812) $ — $ — $ (19,812)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, Voya VACS Index Series SC Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Cartesian Therapeutics, Inc. CVR 12/12/2023 $ — $ 3,371
Chinook Therapeutics, Inc. CVR 8/14/2023 — 3,409
Inhibrx, Inc. CVR 5/31/2024 — 14,628
$ — $ 21,408
At March 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 45 06/20/25 $ 4,560,975 $ (19,812)
$ 4,560,975 $ (19,812)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 36,825,067
Gross Unrealized Depreciation (20,568,452)
Net Unrealized Appreciation $ 16,256,615